As filed with the Securities and Exchange Commission on March 2, 2005

                     1933 Act Registration File No. 2-78562
                     1940 Act Registration File No. 811-3526

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
                                    Pre-Effective Amendment No:              [ ]
                                    Post-Effective Amendment No:  30         [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
                                Amendment No: 28

                        LEGG MASON TAX-EXEMPT TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:


RICHARD M. WACHTERMAN, ESQ.                     ARTHUR C. DELIBERT, ESQ.
Legg Mason Wood Walker, Incorporated            Kirkpatrick & Lockhart Nicholson
100 Light Street                                Graham LLP
Baltimore, Maryland 21202                       1800 Massachusetts Avenue, N.W.
                                                Second Floor
(Name and address of agent for service)         Washington, D.C. 20036-1221


It is proposed that this filing will become effective:

[ ]     immediately upon filing pursuant to Rule 485(b)
[ ]     on , pursuant to Rule 485(b)
[ ]     60 days after filing pursuant to Rule 485(a)(1)
[X]     on April 30, 2005 pursuant to Rule 485(a)(1)
[ ]     75 days after filing pursuant to Rule 485(a)(2)
[ ]     on , pursuant to Rule 485(a)(2)

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        Legg Mason Tax-Exempt Trust, Inc.

                       Contents of Registration Statement

This registration statement consists of the following papers and documents.

Cover Sheet

Table of Contents

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

                        LEGG MASON TAX-EXEMPT TRUST, INC.





A money market fund seeking to produce high current income exempt from federal income tax, to preserve capital, and to maintain liquidity.






                             PROSPECTUS May 1, 2005







                                      logo



The shares offered by this Prospectus are subject to various fees and expenses, including distribution and service (12b-1) fees. See "Fees and Expenses of the Fund" on page 6 and "Distribution Plan" on Page 7.






As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this Prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

T A B L E  O F  C O N T E N T S


About the fund:

1        Investment objective and policies
3        Principal risks
5        Performance
6        Fees and expenses of the fund
7        Distribution Plan
8        Management



About your investment:

9       How to invest
11        How to redeem your shares
13        Account policies
14        Services for investors
15        Distributions and taxes
16        Financial highlights

LEGG MASON TAX-EXEMPT TRUST, INC.

[icon] INVESTMENT OBJECTIVE AND POLICIES

Investment objective: The fund is a money market fund that seeks high current income exempt from federal income tax, preservation of capital, and maintenance of liquidity.

Principal investment strategies:

To achieve its investment objective, the fund adheres to the following practices:


o as a fundamental policy, under normal circumstances, the fund will invest at least 80% of its net assets in short-term, high-quality municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax.

o it invests in municipal obligations that have remaining maturities of 397 days or less or that are variable or floating rate demand notes, determined according to the rules that govern money market funds.

o it maintains a dollar-weighted average portfolio maturity of 90 days or less, as determined according to those same rules.


o it limits its investments to obligations that present minimal credit risk in the opinion of the adviser and are rated in one of the two highest short-term ratings categories by at least two nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or by one NRSRO if only rated by one. If a security is unrated, the adviser may determine the security to be of comparable quality.

o it may invest, to a limited extent, in taxable short-term money market instruments when suitable tax-exempt securities are not available.

The fund may invest in securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, instrumentalities or authorities. These debt obligations generally are issued to obtain funds for various public purposes, including constructing a wide range of public facilities, refunding outstanding obligations, obtaining funds for general operating expenses and making loans to other public institutions and facilities. Municipal obligations in which the fund may invest include, but are not limited to:

o        revenue bonds.
o        general obligation bonds.
o        private activity bonds.
o        tax anticipation notes.
o        bond anticipation notes.
o        revenue anticipation notes.

The fund does not intend to invest 25% or more of its net assets in:

o    municipal obligations whose issuers are in the same state;
o municipal obligations that are repayable out of revenue streams generated from economically related projects or facilities; or
o private activity bonds issued by issuers having their principal businesses in the same industries.

For purposes of this restriction, there is no limitation on investments in U.S. Treasury securities or other obligations issued or guaranteed by the U.S.

Government or its agencies or instrumentalities.

For temporary defensive purposes, the fund may invest up to 100% of its assets in U.S. Government securities and other taxable short-term instruments. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

                                      *****



The fund's investment objective is non-fundamental and may be changed by the fund's Board of Directors without shareholder approval.

[icon]  PRINCIPAL RISKS


In general:


There is no assurance that the fund will meet its investment objective; investors could lose money by investing in the fund. As with all mutual funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to maintain a net asset value of $1.00 per share, there can be no assurance that the fund will always be able to do so.


Interest rate risk:

Debt securities are subject to interest rate risk, which is the possibility that the rates of interest income generated by the fund's fixed-income investments may decline due to a decrease in market interest rates and the market prices of the fund's fixed-income investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed-income security, the greater is the effect on its value when rates increase.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. These reset provisions generally reduce the effect of market interest rates on the value of the security.

Credit risk:


Debt securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will decline because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not absolute guarantees as to quality.


The fund considers the "issuer" of a municipal obligation to be the entity responsible for payment. Thus, the District of Columbia, each state, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member may be a separate "issuer" as that term is used in this prospectus. In certain circumstances, the non-government user of facilities financed by private activity bonds is considered to be the issuer.


The credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facilities. In fact, these bonds may be supported only by revenue generated from the facility; they are not supported by the taxing power of a state or municipality. Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations such as Government National Mortgage Association participation certificates are backed by the full faith and credit of the U.S. Treasury. However, obligations of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are not backed by the full faith and credit of the U.S. Treasury but are backed only by the credit of the government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.


Other risks:

Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities at times experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Congress periodically considers restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.


The fund is not intended to be a balanced investment program and is not designed for investors who are unable to benefit from tax-exempt income, such as qualified retirement plans and individual retirement accounts. The fund is not appropriate for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal.

The fund is not an appropriate investment for "substantial users" of certain facilities financed by private activity bonds or persons related to such "substantial users." For more information, see the "Additional Tax Information"
section in the Statement of Additional Information.


Portfolio disclosure policy:

A description of the fund's policies and procedures with respect to the disclosure of its portfolio securities holdings is available in the fund's Statement of Additional Information. The fund's complete portfolio holdings are available on the Legg Mason Funds' website at http://www.leggmason.com/funds/ourfunds/whats_new/portfolioholdings.asp approximately on the next to last business day of the month following each quarter-end and partial information concerning the fund's portfolio holdings (such as top ten holdings) is available on the Legg Mason Funds' website in fact sheets and other formats on a quarterly basis approximately on the 10th business day of the month following each quarter-end. Such information will remain available until the next quarter's holdings are posted.

[icon]  PERFORMANCE


The information below provides an indication of the risks of investing in the fund by showing changes in its performance from year to year. Annual returns assume reinvestment of all distributions. Historical performance of the fund does not necessarily indicate what will happen in the future.


          Year-by-year total return as of December 31 of each year (%):

-------------- ------------ ---------- ---------- ----------- ----------- ---------- ---------- ---------- ---------
1995           1996         1997       1998       1999        2000        2001       2002       2003       2004
-------------- ------------ ---------- ---------- ----------- ----------- ---------- ---------- ---------- ---------
-------------- ------------ ---------- ---------- ----------- ----------- ---------- ---------- ---------- ---------
3.17           2.85         2.95       2.75       2.56        3.44        2.08       0.72       0.34       0.51

-------------- ------------ ---------- ---------- ----------- ----------- ---------- ---------- ---------- ---------





                                    During the past ten calendar years:

--------------------------------------------- ----------------------------------- --------------------------------------
                           Quarter Ended Total Return
--------------------------------------------- ----------------------------------- --------------------------------------
--------------------------------------------- ----------------------------------- --------------------------------------
Best quarter:                                 June 30, 2000                                       0.90%
--------------------------------------------- ----------------------------------- --------------------------------------
--------------------------------------------- ----------------------------------- --------------------------------------
Worst quarter:                                September 30, 2003                                  0.07%
--------------------------------------------- ----------------------------------- --------------------------------------

For the fund's current seven-day yield, call Legg Mason Funds Investor Services, toll-free 1-800-822-5544.




Average Annual Total Returns as of December 31, 2004:

----------------------------- ---------------------------------
1 Year                                     0.51%
----------------------------- ---------------------------------
----------------------------- ---------------------------------
5 Years                                    1.41%
----------------------------- ---------------------------------
----------------------------- ---------------------------------
10 Years                                   2.13%
----------------------------- ---------------------------------

[icon]  FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets thereby lowering the fund's dividends. Other expenses include, but are not limited to, transfer agency, custody, professional and registration fees. The fund has no sales charge or redemption fee, but is subject to a 12b-1 service fee.

                         Annual Fund Operating Expenses
                  (expenses that are deducted from fund assets)

---------------------------------------------- --------------------------

---------------------------------------------- --------------------------
Management Fees                                ____%
---------------------------------------------- --------------------------
---------------------------------------------- --------------------------
Distribution and/or Service (12b-1) Fees       0.10% (a)
---------------------------------------------- --------------------------
---------------------------------------------- --------------------------
Other Expenses                                 ____%
---------------------------------------------- --------------------------
---------------------------------------------- --------------------------
Total Annual Fund Operating Expenses           ____%
---------------------------------------------- --------------------------

(a) The 12b-1 fee shown in the table reflects the amount to which the Directors have currently limited payments under the fund's Distribution Plan. Pursuant to the Distribution Plan, the Directors may authorize payment of up to 0.20% of average daily net assets without shareholder approval.


Example:
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.


----------------------------- ------------------------------ --------------------------- -------------------------
           1 Year                        3 Years                      5 Years                    10 Years
----------------------------- ------------------------------ --------------------------- -------------------------
----------------------------- ------------------------------ --------------------------- -------------------------
            $__                           $___                          $___                       $___
----------------------------- ------------------------------ --------------------------- -------------------------

[icon]  DISTRIBUTION PLAN


Distributor of the fund's shares:


Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's shares.

The fund has adopted a plan under Rule 12b-1 that allows it to pay fees for the sale of its shares and for services provided to shareholders. The fees are calculated daily and paid monthly.

Under the plan, the fund may pay Legg Mason a fee currently limited by the Board of Directors to 0.10% of average daily net assets not to exceed an annual rate of 0.20% of the fund's average daily net assets.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Legg Mason may enter into agreements with other brokers to sell shares of the fund. Legg Mason pays these brokers up to 90% of the service fee that it receives from the fund for those sales and for services to the investors who hold them. Legg Mason may also enter into agreements with and make payments to brokers or other entities that support the distribution of fund shares or are engaged in the servicing or maintenance of shareholder accounts including, but not limited to, providing sub-accounting and recordkeeping services.

[icon]  MANAGEMENT

Manager and Adviser:

Legg Mason Fund Adviser, Inc. ("LMFA") is the fund's manager. As manager, LMFA is responsible for the business affairs of the fund, providing office space and administrative staff for the fund and directing all matters related to the operation of the fund. LMFA has been registered as an investment adviser since 1982.


LMFA has delegated certain advisory responsibilities to Legg Mason Trust, fsb ("LM Trust" or "adviser"). As adviser, LM Trust is responsible for the investment management of the fund, including the responsibility for making investment decisions and placing orders to buy, sell or hold a particular security. LM Trust acts as investment adviser to investment companies and private accounts with aggregate assets of approximately $___ billion as of December 31, 2004.

For its services, the fund paid LMFA a fee of ____% of its average daily net assets for the fiscal year ended December 31, 2004. For the fiscal year ended December 31, 2004, LMFA paid LM Trust a fee of ____% of the fund's average daily net assets.


LMFA and LM Trust are each located at 100 Light Street, Baltimore, Maryland
21202.

LMFA, LM Trust and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] HOW TO INVEST

To open an account, contact a Legg Mason Financial Advisor, Legg Mason Funds Investor Services ("FIS"), or another entity that has entered into an agreement with the fund's distributor to sell shares of the fund. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $500.


Certain investment methods (for example, through automatic sweep arrangements) may be subject to lower minimum initial and/or additional investment amounts. In certain limited circumstances, the minimum initial and additional purchase amounts may be waived. Arrangements may also be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in shares of the fund. Contact your financial adviser or FIS with any questions regarding your investment options. Once your account is open, you may use the following methods to purchase additional shares of the fund:

------------------------- --------------------------------------------------------------------------------
In Person                 If your account is through Legg Mason, give
                          your Legg Mason Financial Advisor a check for $500 or
                          more payable to Legg Mason Wood Walker, Incorporated.
                          If your account is through another entity, provide
                          payment to that entity in accordance with its
                          instructions.
------------------------- --------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------
Mail                      If your account is through Legg Mason, mail your
                          check, payable to Legg Mason Wood Walker,
                          Incorporated, for $500 or more to your Legg Mason
                          Financial Advisor or to Legg Mason Funds Investor
                          Services at P.O. Box 17023, Baltimore, MD 21297-0356.
                          If your account is through another entity, mail
                          payment to that entity in accordance with its
                          instructions.
------------------------- --------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------
Telephone or Wire         If your account is through Legg Mason,
                          including FIS, call your Legg Mason Financial Advisor
                          or FIS at 1-800-822-5544 to transfer available cash
                          balances in your brokerage account or arrange with
                          your bank to transfer money directly from your bank.
                          If your account is through another entity, contact
                          that entity in accordance with its instructions. Wire
                          transfers may be subject to a service charge by your
                          bank.
------------------------- --------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------
Automatic Investments     Arrangements may be made with some employers and financial institutions for regular automatic monthly investments
                          of $50 or more in shares of the fund. You may also reinvest dividends from certain unit investment trusts or other
                          Legg Mason funds in shares of the fund.
------------------------- --------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------
Future First(R)             Contact a Legg Mason Financial Advisor or FIS to enroll in Legg Mason's Future
Systematic Investment     First (R) Systematic Investment Plan.  This plan allows you to automatically
Plan                      invest a specific dollar amount at regular intervals (minimum of $50 per month per fund). The transfer agent will transfer money
                          directly from your checking or savings account, your
                          Legg Mason brokerage account, or another Legg Mason
                          fund to purchase shares of the fund.
------------------------- --------------------------------------------------------------------------------


Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received in federal funds form (i.e. federal funds wire) by the fund, on any day that the New York Stock Exchange ("Exchange") is open, will be processed as follows:


------------------------------------------------------- -------------------------------- ----------------------------------
If the purchase order is received                       Shares will be purchased at      Such shares will begin to earn
                                                        the net asset value next         dividends on the
                                                        determined on the
------------------------------------------------------- -------------------------------- ----------------------------------
------------------------------------------------------- -------------------------------- ----------------------------------
before 12:00 noon, Eastern time                         same day                         same day
------------------------------------------------------- -------------------------------- ----------------------------------
------------------------------------------------------- -------------------------------- ----------------------------------
12:00 noon or after, but before 4:00 p.m., Eastern      same day                         next business day
time
------------------------------------------------------- -------------------------------- ----------------------------------
------------------------------------------------------- -------------------------------- ----------------------------------
4:00 p.m. or after, Eastern time                        next business day                next business day
------------------------------------------------------- -------------------------------- ----------------------------------


When you make payment in a form other than federal funds (such as a personal check), Legg Mason or the other entity through which you hold your shares will convert your payment to federal funds and forward federal funds to the fund, a process that is usually completed on the second business day after receipt of your payment, but may take up to ten business days. It is your dealer's obligation to forward your order to the fund in a timely fashion.


If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be cancelled and you may be liable for any loss to the fund. The fund and its agents have the right to reject or cancel any purchase due to nonpayment.

[icon]  HOW TO REDEEM YOUR SHARES


You may use any of the following methods to redeem shares of the fund:

------------------ ---------------------------------------------------------------------------------------------
Telephone          Call your Legg Mason Financial Advisor or FIS at
                   1-800-822-5544 or other entity through which you hold shares to request a redemption. Please have the following
                   information ready when you call: the name of the fund, dollar amount (or number of shares) to be redeemed and your
                   shareholder account number.

                   Proceeds will be credited to your brokerage account or a
                   check will be sent to you by Legg Mason or the entity through which you hold shares at your direction. Wire requests to
                   Legg Mason will be subject to a fee. For wire transfers, be sure that Legg Mason or the entity through which you hold
                   shares has your bank account information on file.
------------------ ---------------------------------------------------------------------------------------------
------------------ ---------------------------------------------------------------------------------------------
Internet or        FIS clients may request a redemption  of fund shares  through Legg Mason's  Internet site at
TeleFund           www.leggmasonfunds.com  or through TeleFund at  1-877-6-LMFUNDS  (1-877-656-3863).  Proceeds
                   will be credited to your brokerage account or a check will be sent to you by Legg Mason at your direction.
------------------ ---------------------------------------------------------------------------------------------
------------------ ---------------------------------------------------------------------------------------------
Mail               Send a letter to your Legg Mason Financial Advisor, to Legg
                   Mason Funds Investor Services at P.O. Box 17023, Baltimore,
                   MD 21297-0356, or the entity through which you hold shares requesting redemption of your shares. The letter should be signed by all of the owners of the account. Redemption
                   requests for shares valued at $10,000 or more or when the
                   proceeds are to be paid to someone other than the
                   accountholder(s) may require a signature guarantee. (See
                   "ACCOUNT POLICIES - Signature Guarantee.")

                   Proceeds will be credited to your brokerage account or a
                   check will be sent to you by Legg Mason or the entity through which you hold shares, at your direction. Wire requests to
                   Legg Mason will be subject to a fee. For wire transfers, be sure that Legg Mason or the entity through which you hold
                   shares has your bank account information on file.
------------------ ---------------------------------------------------------------------------------------------
------------------ ---------------------------------------------------------------------------------------------
Checkwriting       The fund offers a free checkwriting service. You may write checks to anyone in amounts of $250 or more. The fund's
                   transfer agent will redeem sufficient shares from your
                   account to pay the checks. You will continue to earn
                   dividends on your shares until the check clears at the
                   transfer agent. Checkwriting cannot be used to close your
                   account or for electronic funds transfers.
------------------ ---------------------------------------------------------------------------------------------
------------------ ---------------------------------------------------------------------------------------------
Securities         Legg Mason has special redemption procedures for investors who wish
Purchases at       to purchase stocks, bonds or other securities at Legg Mason. Once
Legg Mason         you've placed an order for securities and have not indicated any other payment method, fund shares will be redeemed on the settlement date for the amount due. Fund shares may also be redeemed to cover debit balances in your brokerage account.
------------------ ---------------------------------------------------------------------------------------------


Legg Mason will follow reasonable procedures to ensure the validity of any telephone or Internet redemption requests, such as requesting identifying information from users or employing identification numbers. Legg Mason will not be responsible for any account losses due to fraudulent telephone or Internet orders that Legg Mason reasonably believes to be genuine.

Fund shares will be redeemed at the next net asset value calculated after your redemption request is received in proper form by the fund from your Legg Mason Financial Advisor, FIS or another authorized entity offering shares of the fund.


Payment of redemption proceeds of shares that were recently purchased by check or automatic investment arrangements or acquired through reinvestment of distributions paid on such shares by the fund may be delayed for up to ten days from the purchase date until the check or automatic investment has cleared.

Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians. Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions established by those entities. You should consult their program literature for further information.


The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive and may receive illiquid securities.

[icon]  ACCOUNT POLICIES

Calculation of net asset value:

To calculate the fund's share price, the fund's assets are valued and totaled, liabilities are subtracted, and the resulting net assets are divided by the number of shares outstanding. The fund seeks to maintain a share price of $1.00 per share. The fund is priced twice a day, as of 12:00 noon, Eastern time, and at the close of regular trading on the Exchange, normally 4:00 p.m., Eastern time, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. Like most other money market funds, the fund normally values its investments using the amortized cost method.

Signature guarantee:

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered securities dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations, and clearing agencies (each an "Eligible Guarantor Institution"). The fund and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or one of its affiliates.

If your account falls below $500, the fund may ask you to increase your balance. If after 60 days your account is still below $500, the fund may close your account and send you the proceeds. The fund will not require you to redeem accounts that fall below $500 solely as a result of a reduction in the fund's net asset value.

The fund will not accept cash, money orders, traveler's checks, or credit card convenience checks. Third-party checks will not be accepted unless they are from another financial institution made for the purpose of transfer or rollover. The fund will accept non-retirement checks from other fund families and investment companies as long as the registration name on your fund account is the same as that listed on the check.


Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.


The fund reserves the right to:

o refuse any client, reject any purchase order for shares (including exchanges) for any reason, or suspend the offering of shares for a period of time;

o    change its minimum investment amounts; and


o delay sending out redemption proceeds for up to seven days if, in the judgment of the adviser, the fund could be adversely affected by immediate payment. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange Commission ("SEC") or the Investment Company Act of 1940, as amended.

[icon]  SERVICES FOR INVESTORS

For further information regarding any of the services below, please contact your Legg Mason Financial Advisor, FIS or other entity offering shares of the fund for sale.

Account statements:

Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account. If there has been no monthly activity in your account, you will receive a quarterly statement.

Systematic withdrawal plan:


If you are purchasing or already own shares of the fund with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50.


Exchange privilege:


Fund shares may be exchanged for Primary Class shares of any of the other Legg Mason funds and for Consultant Class shares of The Royce Funds (except Royce TrustShares Fund), provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by telephone. FIS clients may also request an exchange through TeleFund or the Internet at www.leggmasonfunds.com. Be sure to read the current prospectus for any fund into which you are exchanging. There is currently no fee for exchanges.


The fund reserves the right to terminate or modify the exchange privilege after 60 days' written notice to shareholders.


Mailing of reports and prospectuses:

If two or more members of a household own the same fund, we economize on fund expenses by sending only one fund report and prospectus. If you do not want your mailings to be consolidated in that way, please call FIS at 1-800-822-5544 or write to us at Legg Mason Funds Investor Services, 100 Light Street, P.O. Box 17023, Baltimore, MD 21297-0356 and we will send separate reports and prospectuses to each account holder living in your household.

[icon]  DISTRIBUTIONS AND TAXES

The fund declares dividends from its net investment income daily and pays them monthly.

The fund does not expect to realize any capital gain or loss; however, if the fund realizes any net short-term capital gain, the fund will pay it at least once every twelve months. Fund distributions of any net short-term capital gain will be taxable to investors as ordinary income, whether received in cash or reinvested in additional shares of the fund.


Your dividends will be automatically reinvested in additional shares of the fund, unless you elect to receive them in cash. To change your election, you must notify your Legg Mason Financial Advisor or FIS at least ten days before the next dividend is to be paid. If your account has a minimum balance of $10,000, you may request that your dividends be invested in Primary Class shares of another eligible Legg Mason fund or Consultant Class shares of The Royce Funds (except Royce TrustShares Fund), provided these funds are available for sale in your state.

The fund will be able to pay "exempt-interest" dividends if, at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets consists of certain obligations the interest on which is excludable from gross income for federal income tax purposes. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes; however, the amount of those dividends must be reported on the recipient's federal income tax return.


If the postal or other delivery service is unable to deliver your dividend check, your election will automatically be converted to having all dividends reinvested in fund shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

For temporary defensive purposes, the fund may invest in securities that generate income that will not be exempt from federal or state income tax. Dividends derived from interest on municipal obligations may not be exempt from income taxation under state or local law.

The sale or exchange of fund shares will not result in any gain or loss for you to the extent the fund maintains a stable share price of $1.00.

A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.


As required by law, the fund will withhold 28% of all taxable distributions otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number or who are otherwise subject to backup withholding.


Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[icon]  FINANCIAL HIGHLIGHTS



                                [TO BE INSERTED]

Legg Mason Tax-Exempt Trust, Inc.

The following additional information about the fund is available upon request and without charge:


Statement of Additional Information (SAI) - The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this Prospectus. The SAI provides further information and additional details about the fund and its policies. The fund's SAI is available free of charge at http://www.leggmason.com/funds/ourfunds/prosp.asp.

     Annual and Semi-Annual Reports - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund's annual and semi-annual reports are available free of charge at http://www.leggmason.com/funds/ourfunds/prosp.asp.


To request the SAI or any reports to shareholders,or to obtain more information:
o        call toll-free 1-800-822-5544
o        visit us on the Internet via www.leggmasonfunds.com
o        write to us at:  Legg Mason Funds Investor Services
                          100 Light Street, P.O. Box 17023
                          Baltimore, Maryland 21297-0356


Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


LMF-015                                                SEC File Number: 811-3526

                        LEGG MASON TAX-EXEMPT TRUST, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2005


     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the fund's Prospectus, dated May 1, 2005, which has been filed with the Securities and Exchange Commission ("SEC"). The fund's financial statements and the report of its Independent Registered Public Accounting Firm are incorporated by reference from the fund's annual report to shareholders into (and are therefore legally part of) this SAI. A copy of either the Prospectus or the annual report may be obtained without charge from the fund's distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason"), by calling 1-800-822-5544.


                             Legg Mason Wood Walker,
                                  Incorporated
--------------------------------------------------------------------------------


                                100 Light Street
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476
                          (410) 539-0000 (800) 822-5544

                                TABLE OF CONTENTS



                                                                            Page

DESCRIPTION OF THE FUND........................................................3
FUND POLICIES..................................................................3
INVESTMENT STRATEGIES AND RISKS................................................5
ADDITIONALTAX INFORMATION.....................................................10
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................12
VALUATION OF FUND SHARES......................................................15
PERFORMANCE INFORMATION.......................................................16
MANAGEMENT OF THE FUND........................................................16
THE FUND'S INVESTMENT ADVISER AND MANAGER.....................................22
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................24
THE FUND'S DISTRIBUTOR........................................................24
CAPITAL STOCK INFORMATION.....................................................27
THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT...............27
THE FUND'S LEGAL COUNSEL......................................................27
THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................27
FINANCIAL STATEMENTS..........................................................27
APPENDIX A...................................................................A-1
PROXY VOTING POLICIES........................................................B-1




     No person has been authorized to give any information or to make any representations not contained in the Prospectus or this SAI in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the fund or its distributor. The Prospectus and this SAI do not constitute an offering by the fund or by the distributor in any jurisdiction in which such offering may not lawfully be made.

                             DESCRIPTION OF THE FUND

     Legg Mason Tax-Exempt Trust, Inc. ("Tax-Exempt Trust" or "Corporation" or "fund") is a diversified open-end management investment company established as a Maryland corporation on July 26, 1982.

                                  FUND POLICIES

         The following information supplements the information concerning the fund's investment objective, policies and limitations found in the Prospectus.

         Tax-Exempt Trust's investment objective is to seek high current income exempt from federal income tax, to preserve capital, and to maintain liquidity. The investment objective is non-fundamental and may be changed by the Corporation's Board of Directors without shareholder approval upon 60 days' written notice to shareholders.

         The fund has adopted the following fundamental investment limitations, that cannot be changed except by a vote of its shareholders.

Tax-Exempt Trust may not:



1. Borrow money, except (1) in an amount not exceeding 33 1/3 % of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls.

2. Engage in the business of underwriting the securities of other issuers, except as permitted by the Investment Company Act of 1940, as amended ("1940 Act"), and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, "1940 Act Laws, Interpretations and Exemptions"). This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

3. Lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests.

4. Issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions.

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests.

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities.

 7. Make any investment if, as a result, the fund's investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in any one industry. This restriction does not limit the fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.

                  As a fundamental policy, under normal circumstances, the fund will invest at least 80% of its net assets in short-term, high-quality municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax. For purposes of this policy, net assets include the amount of any borrowing for investment purposes.


         The foregoing fundamental investment limitations may be changed only by "the vote of a majority of the outstanding voting securities" of the fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or (b) of more than 50% of the outstanding voting securities of the fund, whichever is less.


         Although not a part of the fund's fundamental investment restriction on concentration, it is the current position of the SEC staff that a fund's investments are concentrated in an industry when 25% or more of the fund's net assets are invested in issuers whose principal business is in that industry. For the purpose of the fund's fundamental limitation on concentration, private activity bonds ("PABS") issued by non-governmental users will not be considered municipal obligations.


         The fund is diversified under the 1940 Act. Although not a part of the fund's fundamental investment restrictions, the 1940 Act currently states that a fund is diversified if it invests at least 75% of the value of its total assets in cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities limited in respect of any one issuer to (1) no more than 5% of the value of the fund's total assets and (2) no more than 10% of the outstanding voting securities of such issuer. The fund may only change to non-diversified status with the affirmative vote of the fund's shareholders. The fund is also subject to the stricter diversification requirements of Rule 2a-7.


         The following are some of the non-fundamental investment limitations that the fund currently observes:

1. The fund will not borrow for investment purposes an amount in excess of 5% of its total assets.

2. The fund may invest up to 10% of its net assets in illiquid securities. For this purpose, illiquid securities are those that cannot be sold or disposed of within seven days for approximately the price at which the fund values the security.

3. The fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short). This restriction does not prevent the fund from entering into short positions in futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

4. The fund may not purchase securities on margin, except that (1) the fund may obtain such short-term credits as are necessary for the clearance of transactions and (2) the fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis or other financial instruments.

         Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth in the Prospectus or this SAI is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in value of portfolio securities, in the net asset value of the fund, or in the number of securities an issuer has outstanding, will not be considered to be outside the limitation. The fund will monitor the level of borrowing and illiquid securities in its portfolio and will make necessary adjustments to maintain the required asset coverage and adequate liquidity.

         Unless otherwise stated, the fund's investment policies and limitations are non-fundamental and may be changed without shareholder approval.

                         INVESTMENT STRATEGIES AND RISKS

         The fund seeks to produce high current income exempt from federal income tax, to preserve capital, and to maintain liquidity. The fund normally invests substantially all of its assets in a diversified portfolio of obligations issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, instrumentalities or authorities, the interest on which, in the opinion of counsel to the issuers of those obligations, is exempt from federal income tax and is not a tax preference item ("TPI") for purposes of the federal alternative minimum tax ("municipal obligations").


         In selecting investments, the fund considers the ratings assigned to securities by nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). The ratings of NRSROs represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are only opinions of the NRSROs and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, interest rate and rating may have different market prices. Appendix A to this SAI contains information concerning the ratings of Moody's and S&P and their significance. The fund considers each rating to include any modifiers, e.g., "+" or "-".


         Municipal obligations include "general obligation bonds," which are secured by the issuer's pledge of its full faith and credit, including its taxing power, and "revenue bonds," which are payable only from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source, such as the corporate user of the facility being financed. Private activity bonds usually are revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facilities. Municipal obligations also include short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term debt obligations. Such notes may be issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

         Opinions relating to the validity of municipal obligations, to the exemption of interest thereon from federal income tax, and to the interest not being a TPI are rendered by bond counsel to the issuers at the time of issuance. Neither the fund nor the adviser will independently review the basis for such opinions.

         An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Act, and laws that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that litigation or other conditions may materially and adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal obligations.


         From time to time, Congress has considered proposals that would restrict or eliminate the federal income tax exemption for interest on municipal obligations. If Congress enacted such a proposal, the availability of municipal obligations for investment by the fund and the value of its assets could be materially and adversely affected. In that event, the fund would re-evaluate its investment objectives and policies and consider changes in its structure or possible dissolution.

When-issued securities

         The fund may enter into commitments to purchase municipal obligations on a when-issued basis. Such securities are often the most efficiently priced and have the best liquidity in the bond market. When the fund purchases securities on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. To meet its payment obligation, the fund will segregate cash or appropriate liquid securities in an amount at least equal to the payment that will be due. The fund does not expect that its commitment to purchase when-issued securities will at any time exceed, in the aggregate, 25% of total assets.

         Delivery of and payment for when-issued securities normally take place 7 to 45 days after the date of the commitment. Consequently, increases in the market rate of interest between the commitment date and settlement date may result in a market value for the security on the settlement date that is less than its purchase price. Typically, no interest accrues to the purchaser until the security is delivered.

              The fund only makes when-issued commitments with the intention of actually acquiring the securities, but it may sell these securities before the settlement date if market conditions warrant. When payment is due for when-issued securities, the fund meets its obligation from then-available cash, from the sale of securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). The purchase of when-issued securities could affect the fund's share price in a manner similar to the use of borrowing.

Stand-by commitments

         When the fund exercises a stand-by commitment that it has acquired from a dealer with respect to its investments in municipal obligations, the dealer normally pays the fund an amount equal to (1) the fund's acquisition cost of the municipal obligations (excluding any accrued interest which the fund paid on its acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the fund owned the securities, plus
(2) all interest accrued on the securities since the last interest payment date or the date the securities were purchased by the fund, whichever is later. The fund's right to exercise stand-by commitments is unconditional and unqualified and exercisable by the fund at any time prior to the underlying securities' maturity.

         A stand-by commitment is not transferable by the fund without the underlying securities, although the fund could sell the underlying municipal obligations to a third party at any time. The fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the fund will not exceed 1/2 of 1% of the fund's total asset value calculated immediately after each stand-by commitment is acquired. The fund intends to enter into stand-by commitments only with those banks, brokers and dealers that in the adviser's opinion present minimal credit risks.

         The fund intends to acquire stand-by commitments solely to facilitate liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not ordinarily affect the valuation or assumed maturity of the underlying municipal obligations, which will continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the fund will be valued at zero in determining net asset value. Where the fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation during the period the commitment is held by the fund. Stand-by commitments will not affect the average weighted maturity of the assets of the fund.

Variable rate and floating rate obligations

         The fund may invest in variable and floating rate municipal obligations. A variable rate obligation differs from an obligation with a fixed rate coupon, the value of which fluctuates in inverse relation to interest rate changes. Should interest rates decline, generally the value of a fixed rate obligation increases and the obligation sells at a premium. If interest rates increase, generally the value of a fixed rate obligation decreases and the obligation sells at a discount. The magnitude of such capital fluctuations is also a function of the period of time remaining until the obligation matures. Short-term fixed rate obligations are minimally affected by interest rate changes; the greater the remaining period until maturity, the greater the fluctuation in value of a fixed rate obligation is likely to be.

         Variable rate obligation coupons are not fixed for the full term of the obligation but are adjusted periodically based upon changes in prevailing interest rates. As a result, the value of variable rate obligations is less affected by changes in interest rates. The more frequently such obligations are adjusted, the less such obligations are affected by interest rate changes during the period between adjustments. The value of a variable rate obligation, however, may fluctuate in response to market factors and changes in the creditworthiness of the issuer.

         By investing in variable rate obligations, the fund hopes to take advantage of the normal yield curve function that usually results in higher yields on longer-term investments. This policy also means that should interest rates decline, the yield of the fund will decline, and the fund and its shareholders will forgo the opportunity for capital appreciation of its portfolio investments and of their shares. Should interest rates increase, however, the yield of the fund will increase, and the fund and its shareholders will face less risk of capital depreciation of its portfolio investments and of their shares. There is no limitation on the percentage of the fund's assets that may be invested in variable rate obligations. However, the fund will limit the value of its investments in any variable rate securities that are illiquid and in all other illiquid securities to 10% or less of its net assets.

         Floating rate obligations also are not fixed, but are adjusted as specified benchmark interest rates change. In other respects, their characteristics are similar to variable rate notes, as discussed previously.

         The fund may also invest in floating rate and variable rate demand notes. A demand feature entitles the fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 days' notice or (2) at specified intervals, not exceeding 397 days, and upon no more than 30 days' notice. The note may be supported by an unconditional bank letter of credit guaranteeing payment of the principal or both the principal and accrued interest. The adviser, as permitted by the SEC, may take into consideration the creditworthiness of the bank issuing the letter in making the investment decision. A change in the credit quality of the bank backing a variable rate or floating rate demand note could result in a loss to the fund and affect its share price. The SEC permits some variable and floating rate instruments to be deemed to have remaining maturities of 397 days or less, notwithstanding that the date on which final payment is due may be in excess of 397 days.

Temporary investments

         From time to time for liquidity purposes or pending the investment of the proceeds of the sale of shares, the fund may invest up to 20% of its net assets in: obligations of the U.S. Government, its agencies and instrumentalities; certificates of deposit and bankers' acceptances of U.S. domestic banks with assets of one billion dollars or more; commercial paper or other corporate notes of high grade quality; and short-term repurchase agreements on such investments. Interest earned from such taxable investments will be taxable to investors as ordinary income when distributed to them. For temporary defensive purposes, the fund may invest up to 100% of its assets in U.S. Government securities and other taxable short-term instruments.

Repurchase agreements

         A repurchase agreement is an agreement under which municipal obligations, U.S. Government obligations or other high-quality debt securities are acquired by the fund from a securities dealer or bank subject to resale at an agreed-upon price and date. When the fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to at least the repurchase amount including the interest factor. The securities are held for the fund by a custodian bank or an approved securities depository or book-entry system as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. The fund bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The fund will enter into repurchase agreements only with financial institutions determined by the fund's adviser to present minimal risk of default during the term of the agreement. Repurchase agreements are usually for periods of one week or less but may be for longer periods. The fund will not enter into repurchase agreements of more than seven days duration if more than 10% of its net assets would be invested in such agreements and other illiquid investments. The fund's income from repurchase agreements is taxable as interest income.

         In determining its status as a diversified fund, the fund, in accordance with SEC rules and staff positions, considers investment in a fully collateralized repurchase agreement to be equivalent to investment in the collateral.

Trading policies

     In seeking increased income, the fund may not always hold its securities to maturity but may sell a security to buy another with a higher yield because of short-term market movements. This may result in high portfolio turnover. The fund, however, does not anticipate incurring significant brokerage expenses in connection with this trading, because the transactions ordinarily are made directly with the issuer or a dealer on a net price basis.


Disclosure of Portfolio Holdings

         The Board of Directors of the fund has adopted the following guidelines with respect to the disclosure of the fund's portfolio securities. The fund's Board believes these policies are in the best interests of the fund and that they strike an appropriate balance between the desire of investors for information about the fund's portfolio holdings and the need to protect the fund from potentially harmful disclosures. The extent of these disclosures and when they will be made was reviewed and approved by the Board upon the recommendations of the fund's investment adviser. The Board will be provided with reports regarding any determinations made by the Chief Legal Officer pursuant to the policy and any other material issues arising under the policies and can exercise oversight over the operation of the policies.

         Policy. Except as described below, no portfolio holdings information of the fund shall be provided to any individual, investor, or other person or entity unless specifically authorized by the fund's Chief Legal Officer or a person authorized by the Chief Legal Officer.

         PUBLIC DISCLOSURE OF PORTFOLIO HOLDINGS. The fund distributes complete portfolio holdings information to its shareholders through semi-annual and annual reports first mailed to shareholders within sixty days after period ends. Such semi-annual and annual reports are also made available to the public through postings at the same time on the Legg Mason Funds website www.leggmasonfunds.com. Additionally, complete portfolio information is filed with the Securities and Exchange Commission on Form N-Q for the first and third quarters of the fiscal year. The fund's Form N-Q filings are available at the website of the Securities and Exchange Commission at http://www.sec.gov.

         Complete fund portfolio holdings information as of quarter end may be disclosed no sooner than the last business day of the month following quarter-end, provided that such information has been made available to the public through postings on the fund's website at least one day previously.

         Partial information concerning the fund's portfolio holdings (such as top ten holdings) may be provided to fund shareholders and other persons in fact sheets and other formats on a monthly or quarterly basis no sooner than 11 business days after quarter or month end, provided that such information has been made available to the public through postings on the fund's website at least one day previously.

     Complete or partial portfolio holdings information may be included in responses to Requests for Proposal, Pitch Books or similar marketing materials, provided that such information is based only on the latest holdings information publicly available in accordance with the fund's guidelines.

     Non-Public Dissemination of Portfolio Holdings Information. From time to time, portfolio holdings that are not publicly available may be required by third parties in order to perform various services for the fund. Such entities may be provided with information more current than the latest publicly-available portfolio holdings only if the Chief Legal Officer of the fund determines that
1) more current information is necessary in order for the third party to complete its task, 2) the fund has a legitimate need for disclosing the information, and 3) the third party has agreed in writing (or is otherwise required by virtue of a written code of ethics, professional responsibility, governmental or SRO rules or fiduciary duty) to keep the information confidential and use it only for the agreed-upon purpose(s), and not to trade securities on the basis of the information. No consideration may be received by any party for providing non-public fund portfolio information to any third party, except consideration received by the fund in connection with the services being provided to it by the third party which receives the non-public information. The investment adviser and its affiliates shall not be deemed to have received consideration solely by the fact that services provided to the fund may result in sales of fund shares.


     At the present time the fund has ongoing arrangements with the following parties to provide them with non-public portfolio holdings information:

     Service Providers:

     State Street Bank and Trust Company - Information is provided daily with no time lag.

     PricewaterhouseCoopers - Information is provided as needed with no time lag.

     Kirkpatrick & Lockhart Nicholson Graham LLP - Information is provided with Board materials approximately four to six weeks after quarter-end and may be provided at other times as needed.

     Other Third Parties:

     Lipper Analytical Services Corporation - Information is provided quarterly with a time lag of five business days.

      Charles River - Information is provided as needed with no time lag.

         In all cases the party receiving the information has agreed in writing (or is otherwise required by virtue of a written code of ethics, professional responsibility, governmental or SRO rules or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

         Additionally, the fund may occasionally reveal certain of its current portfolio securities to broker dealers in connection with that broker dealer executing securities transactions on behalf of the fund. In such a case, the fund has not entered into a formal confidentiality agreement with the broker dealer but relies on the broker dealer's obligations based on statutes, rules, and fiduciary obligations, not to trade based on the information or otherwise use it improperly. The fund would not continue to conduct business with a broker/dealer whom the fund's investment adviser believed was misusing the disclosed information.

         The fund's Board of Directors, officers, and certain Legg Mason employees, including funds accounting, legal, compliance, marketing, administrative personnel and members of certain Legg Mason committees or groups, have access to the fund's portfolio basis prior to the time it is made public. All such persons are subject to a Code of Ethics that requires that portfolio information be kept confidential.

         The fund may also provide certain information (other than complete portfolio holdings) that is related to the fund's portfolio holdings or derived from the fund's portfolio holdings to individual and institutional shareholders, prospective shareholders, intermediaries working on behalf of these persons (including consultants and fiduciaries of 401(k) plans), and the media even if the information has not been made publicly available on the fund's website or in other published form, so long as the Chief Legal Officer determines that the fund has a legitimate business purpose for disclosing the information and the dissemination cannot reasonably give the recipient an advantage in trading fund shares or in any other way harm the fund or its shareholders.

1- A small number of portfolio holdings (including information that the fund no longer holds a particular security). However, information about a security may not be released if it could reasonably be seen to interfere with the current or future purchase or sale activities of the fund or is contrary to applicable law. In this respect, information about intended or ongoing transactions may not be released. However, such disclosure may not be made pursuant to ongoing arrangements with third parties to make such information available.

2- General information about the fund's portfolio holdings that cannot be used to determine the fund's portfolio holdings or any portion thereof. This would include such characteristics of the fund as portfolio volatility, median capitalization, percentages of international and domestic securities, sector allocations, yields, performance attribution, types of bonds, term structure exposure, bond maturities, and duration.

         The Chief Legal Officer may authorize another person to make the determinations required under this policy. If consistent with the best interests of the fund and its shareholders, such determinations (whether made by the Chief Legal Officer or his/her designee) do not necessarily need to be made each time the information is disclosed. For example, such determinations may be made with respect to general categories or information or a particular type of information disclosed to a particular third party or category of third party.



                           ADDITIONAL TAX INFORMATION

Federal tax

         The following is a general summary of certain federal tax considerations affecting the fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state or local taxes that may apply to them.


         To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the fund must distribute annually to its shareholders at least 90% of the sum of its net interest income excludable from gross income under section 103(a) of the Code plus its investment company taxable income (generally, taxable net investment income and the excess of net short-term capital gain over net long-term capital loss, if any, determined without regard to any deduction for dividends paid) and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and that does not represent more than 10% of the issuer's outstanding voting securities and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.


         By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income that it distributes to its shareholders. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders; and (2) the shareholders would treat all those distributions, including distributions that otherwise would be "exempt-interest dividends" as described in the Prospectus, as taxable dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

         If the fund receives tax-exempt interest attributable to certain "private activity bonds," a proportionate part of the exempt-interest dividends paid by the fund will be a TPI. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to the federal alternative minimum tax, without regard to whether the fund's tax-exempt interest was attributable to those bonds. Private activity bonds are issued by or on behalf of public authorities to finance various privately operated facilities.

         If the fund invests in instruments that generate taxable income, distributions of the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits. Moreover, if the fund realizes capital gains as a result of market transactions, any distributions of those gains will be taxable to its shareholders.

         Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisers before purchasing fund shares. For users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, a "substantial user" generally includes a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of private activity bonds.

         Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the fund), plus 50% of their benefits, exceeds certain base amounts. Exempt-interest dividends from the fund are still tax-exempt to the extent described in the Prospectus; they are only included in the calculation of whether a recipient's income exceeds certain established amounts.

         The fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and any capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

State and local income tax

         The exemption of certain interest income for federal income tax purposes does not necessarily result in exemption of such income under the income or other tax laws of any state or local jurisdiction. A shareholder may be exempt from state and local taxes on dividends attributable to interest income derived from obligations of the state and/or localities of the state in which he or she is a resident, but generally will be taxed on dividends attributable to income derived from obligations of other jurisdictions. Shareholders receive notification annually of the portion of the fund's tax-exempt income attributable to each state. Shareholders should consult their tax advisers about the tax status in their own states and localities of dividends from the fund.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange ("Exchange") is open for business. The procedure for purchasing shares of the fund is explained in the Prospectus under "How to Invest".

         If your check to purchase shares is not honored by the institution on which it is drawn, you may be subject to extra charges in order to cover collection costs. These charges may be deducted from your shareholder account.

Conversion to Federal Funds

         It is the fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. This conversion must be made before shares are purchased. Legg Mason, the fund's distributor, or Boston Financial Data Services ("BFDS"), the fund's transfer agent and dividend disbursing agent, acts as the shareholders' agent in depositing checks and converting them to federal funds, normally within two to ten business days of receipt of checks.

         A deposit made after the daily cashiering deadline of the Legg Mason office in which the deposit is made will be credited to your Legg Mason brokerage account ("Brokerage Account") on the next business day following the day of deposit, and the resulting free credit balance will be invested on the second business day following the day of receipt.

Purchases By Sweep

         Shareholders of the fund who have regular Brokerage Accounts with Legg Mason have the option of setting up automatic weekly transfers of cash balances from their Brokerage Account to the fund (commonly referred to as a "sweep"). The transfer will take place on the last business day of the week, based on the prior business day's balance. If your fund account drops to zero, the automatic transfer to the fund will cease. The automatic transfer will be reestablished when a $1,000 credit balance is available in your Brokerage Account.

Redemptions By Sweep

         For Brokerage Account clients, an automatic redemption of fund shares will occur when the Brokerage Account has a debit balance.

Redemption In-Kind


         The fund reserves the right, under certain conditions, to honor any request for a redemption, or combination of requests from the same shareholder in any 90-day period, totaling $250,000 or 1% of the net assets of the fund, whichever is less, by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and the market price of those securities will be subject to fluctuation until they are sold. The fund does not redeem "in-kind" under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the shareholders as a whole. A redemption in-kind may be considered the sale of securities by the fund to the party receiving the securities. Redemptions in-kind will not be done with Legg Mason or other affiliated persons of the fund except as permitted by SEC rules or orders, or other interpretive guidance from regulators.

Future First(R) Systematic Investment Plan and Transfer of Funds from Financial Institutions


         Under the Future First(R) Systematic Investment Plan, you may arrange for automatic monthly investments of $50 or more by authorizing BFDS to transfer funds each month from your Brokerage Account, your checking/savings account, or another Legg Mason fund to be used to buy additional shares. Legg Mason will send an account statement monthly. The transfer will also be reflected on your Legg Mason account statement or your regular checking account statement. You may terminate the Future First(R) Systematic Investment Plan at any time without charge or penalty.


         You may also buy additional shares of the fund through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow you, on a pre-authorized basis, to have $50 or more automatically transferred monthly from your checking/savings account for investment in shares of the fund.

Systematic Withdrawal Plan


         All Legg Mason funds in any Legg Mason account are eligible for the Systematic Withdrawal Plan. Any account with a net asset value of $5,000 or more may elect to make withdrawals of a minimum of $50 on a monthly basis. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. There are three ways to receive payment of proceeds of redemptions made through the Systematic Withdrawal Plan: (1) Credit to brokerage account - fund shares can be redeemed on any business day of the month and the proceeds will be credited to the brokerage account in approximately two business days; (2) Check mailed by the fund's transfer agent - fund shares will be redeemed on the 25th of each month or next business day and a check for the proceeds will be mailed within three business days; or (3) ACH to checking or savings account - redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. Redemptions will be made at the net asset value per share determined as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of regular trading on the Exchange on the next day the Exchange is open. If the redemption option designated is the last day of the month and the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the previous day the Exchange was open. You may change the monthly amount to be paid to you without charge by notifying Legg Mason or the affiliate with which you have an account. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty, by contacting your Legg Mason Financial Advisor or Legg Mason Funds Investor Services. The fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time. The fund, its transfer agent and Legg Mason will not be held liable for any delay in the distribution of payments made through the Systematic Withdrawal Plan.

         Withdrawal payments are treated as a sale of shares rather than as a dividend. If the periodic withdrawals exceed reinvested dividends, the amount of your original investment may be correspondingly reduced.


         The fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Future First(R) Systematic Investment Plan.


Legg Mason Premier Asset Management Account

         Shareholders of the fund who have cash or negotiable securities (including fund shares) valued at $10,000 or more in accounts with Legg Mason may subscribe to Legg Mason's Premier Asset Management Account ("Premier"). Premier allows shareholders to combine their fund account with a Brokerage Account with margin borrowing availability, unlimited checkwriting with no minimum check amount and a VISA Gold debit card. Shareholders of the fund participating in the Premier program will have free credit balances in their Brokerage Account automatically invested in shares of the fund. Free credit balances of $100 or more will be invested on the next business day the balances are credited to the Brokerage Account. Free credit balances of less than $100 will be invested in fund shares weekly. If your fund account drops to zero, the automatic transfer to the fund will cease. The automatic transfer will be reestablished when a $1,000 credit balance is available in your Brokerage Account.


         Shareholders should be aware that the various features of the Premier program are intended to provide easy access to assets in their accounts and that the Premier account is not a bank account. Legg Mason charges a fee for the Premier services, which is currently $125 per year for individuals and $200 per year for businesses and corporations. Fees may be waived in certain circumstances. Additional information about the Premier program is available by calling your Legg Mason Financial Advisor or Legg Mason's Premier Client Services at 1-800-253-0454 or 1-410-454-2066.


Legg Mason Funds Premier Account


                  The Legg Mason Funds Premier Account and its services are free to Funds Investor Services clients with fund shares valued at $50,000 or more. Clients with fund shares valued at $10,000 - $49,999 may be eligible for a Legg Mason Funds Premier Account with an annual fee of $50. Fees may be waived in certain circumstances. The Legg Mason Fund Premier Account includes many of the same services as the Legg Mason Premier Asset Management Account, such as Visa debit card, ATM access, unlimited checkwriting and a secured line of credit (margin). In addition, shareholders will receive personalized guidance from their dedicated Funds Investor Services Representative, access to the Legg Mason Funds Core Four Asset Allocation system, hypothetical investment scenarios, portfolio analysis, interaction with high-level Funds personnel, and more. The Funds Premier Account is also intended to provide easy access to your Legg Mason funds assets. For additional information about this account, contact Legg Mason Funds Investor Services at 1-800-822-5544.


Other Information Regarding Redemptions

         The fund reserves the right to modify or terminate the check, wire, telephone or Internet redemption services described in the Prospectus and this SAI at any time.

         You may request the fund's checkwriting service by completing a Funds Checkwriting Services request form and sending it to your financial adviser or Legg Mason Funds Investor Services, P.O. Box 17023, Baltimore, Maryland 21297-0356. State Street Bank and Trust Company ("State Street"), the fund's custodian, will supply you with checks which can be drawn on an account of the fund maintained with State Street. When honoring a check presented for payment, the fund will cause State Street to redeem exactly enough full and fractional shares from your account to cover the amount of the check. Canceled checks will be returned to you.

         Check redemption is subject to State Street's rules and regulations governing checking accounts. Checks printed for the checking account cannot be used for electronic funds transfer arrangements with third parties. In addition, checks cannot be used to close a fund account because when the check is written you will not know the exact total value of the account, including accrued dividends, on the day the check clears. Persons who obtained certificates for their shares may not use the checkwriting service.

         The date of payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended by the fund or its distributor, except (i) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets the fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of the fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

         Although the fund may elect to redeem any shareholder account with a current value of less than $500, the fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

                            VALUATION OF FUND SHARES

         The fund attempts to stabilize the value of a share at $1.00. Net asset value will not be calculated on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Use of the Amortized Cost Method

         The Board of Directors has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accretion of discount, rather than at current market value. The Board of Directors periodically assesses the appropriateness of this method of valuation.


         The fund's use of the amortized cost method depends on its compliance with Rule 2a-7 under the 1940 Act. Under that Rule, the Board of Directors must establish procedures reasonably designed to stabilize the net asset value at $1.00 per share, as computed for purposes of distribution and redemption, taking into account current market conditions and the fund's investment objective.

Monitoring Procedures

         The fund's procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. If there is a difference of more than 0.5% between the two, the Board of Directors will take steps it considers appropriate (such as shortening the dollar-weighted average portfolio maturity) to minimize any material dilution or other potentially unfair results arising from differences between the two methods of determining net asset value.

Investment Restrictions

         Rule 2a-7 requires the fund, if it wishes to value its assets at amortized cost, to limit its investments to instruments that; (i) in the opinion of the adviser, present minimal credit risk and (ii) (a) are rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") (or one, if only one NRSRO has rated the security) or (b) if unrated, are determined to be of comparable quality by the adviser, all pursuant to procedures determined by the Board of Directors ("Eligible Securities"). Securities that were long-term when issued, but have 397 days or less remaining to maturity, and that lack an appropriate short-term rating, may be eligible if they are comparable in priority and security to a rated short-term security, unless the former security has a long-term rating below A.


         The fund may invest no more than 5% of its total assets in securities that are Eligible Securities but have not been rated in the highest short-term ratings category by at least two NRSROs (or by one NRSRO, if only one NRSRO has assigned the obligation a short-term rating) or, if the obligations are unrated, determined by the adviser to be of comparable quality ("Second Tier Conduit Securities"). In addition, the fund will not invest more than 1% of its total assets or $1 million (whichever is greater) in securities that are Second Tier Conduit Securities of a single issuer.

         The Rule requires the fund to maintain a dollar-weighted average portfolio maturity appropriate to the objective of maintaining a stable net asset value of $1.00 per share and, in any event, of not more than 90 days. In addition, under the Rule, no instrument with a remaining maturity (as defined in the Rule) of more than 397 days can be purchased by the fund, except that the fund may hold securities with remaining maturities greater than 397 days as collateral for repurchase agreements and other collateralized transactions of short duration. Certain variable and floating rate securities in which the fund invests may have a remaining maturity of more than 397 days. However, pursuant to regulations of the SEC, the fund is permitted to treat these securities as having a maturity of no more than 397 days, based on the times at which the interest rates of these securities are reset and/or the fund is permitted to redeem on demand.


         Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

         The fund usually holds portfolio securities to maturity and realizes par, unless the adviser determines that sale or other disposition is appropriate in light of the fund's investment objective. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

         In periods of declining interest rates, the indicated daily yield on shares of the fund, which is computed by dividing the annualized daily income on the fund's investment portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

         In periods of rising interest rates, the indicated daily yield on shares of the fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.


                             PERFORMANCE INFORMATION

How the Fund's Yield is Calculated

         The current annualized yield for the fund is based on a seven-day period and is computed by determining the net change in the value of a hypothetical account in the fund. The net change in the value of the account includes the value of dividends and of additional shares purchased with dividends, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the fund may use a compound effective annualized yield quotation which is calculated, as prescribed by SEC regulations, by adding one to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting one.


        The 7-day yield of the fund calculated under the above-described method for the month ending February 28, 2005 was ___%.

        The 7-day tax-equivalent yield calculated under the above-described method for the month ending February 28, 2005 was ___%.


         The fund's yield may fluctuate daily depending upon such factors as the average maturity of its securities, changes in investments, changes in interest rates and variations in operating expenses. Therefore, current yield does not provide a basis for determining future yields. The fund's performance data quoted in advertising and other promotional materials represent past performance and are not intended to predict or indicate future results. The return on an investment in the fund will fluctuate.


                             MANAGEMENT OF THE FUND

         Under applicable law, the Board of Directors is responsible for management of the Corporation and provides broad supervision over its affairs. The Corporation's officers manage the day-to-day operations of the Corporation under the general direction of the Corporation's Board of Directors.


         The standing committees of the Board of Directors include an Audit Committee, a Nominating Committee and an Independent Directors Committee. All directors who are not "interested persons" of the Corporation, as defined in the 1940 Act, are members of all three committees.

         The Audit Committee meets at least twice a year with the Corporation's independent registered public accounting firm and officers to consider issues relating to the accounting principles used by the Corporation, the auditor's assessment of the adequacy of internal controls, the qualifications and fees of the independent registered public accounting firm, the scope of the audit services and any permissible non-audit services for which they are retained, and other matters. The Nominating Committee meets as necessary to review and nominate candidates for positions as directors, to fill vacancies on the Board of Directors, and to evaluate the performance of directors. The selection and nomination of candidates to serve as independent directors to the fund is committed to the discretion of the fund's current independent directors. The Independent Directors Committee considers matters related to fund operations and oversees issues related to the independent directors. During the last fiscal year, the Audit Committee met three times, the Nominating Committee met two times and the Independent Directors Committee met five times.


         The table below provides information about the Corporation's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary. The Nominating Committee will accept recommendations for nominations from any source it deems appropriate. Shareholders may forward recommendations to the Fund Secretary at the above address.


-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------
                                               Term of
                            Position(s)      Office and     Number of
                            Held With the     Length of    Funds in Fund         Other
                           Corporation Fund  Time Served      Complex        Directorships            Principal Occupation(s)
      Name and Age                               (1)          Overseen           Held               During the Past Five Years
-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
------------------------------------------------------------------------------------------------------------------------------------
-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------
Hearn, Ruby P.             Director          Since 2004    Director/       None               Senior Vice President Emerita of The
Age 65                                                     Trustee of                         Robert Wood Johnson Foundation since
                                                           all Legg                           2001. Formerly:  Senior Vice President
                                                           Mason funds                        of The Robert Wood Johnson Foundation
                                                           consisting of                      (1996-2001).
                                                           23 portfolios.
-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------
-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------
Lehman, Arnold L.          Director          Since 1983    Director/       None               Director of The Brooklyn Museum of Art
Age 60                                                     Trustee of                         since 1997; Trustee of American
                                                           all Legg                           Federation of Arts since 1998.
                                                           Mason funds                        Formerly: Director of The Baltimore
                                                           consisting of                      Museum of Art (1979-1997).
                                                           23 portfolios.
-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------
-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------
Masters, Robin J.W.        Director          Since 2002    Director/       None               Retired.  Director of Bermuda
Age 49                                                     Trustee of                         SMARTRISK (non-profit) since 2001.
                                                           all Legg                           Formerly:  Chief Investment Officer of
                                                           Mason funds                        ACE Limited (insurance) (1986-2000).
                                                           consisting of
                                                           23 portfolios.
-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------
-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------
McGovern, Jill E.          Director          Since 1989    Director/       None               Chief Executive Officer of The Marrow
Age 60                                                     Trustee of                         Foundation since 1993.  Formerly:
                                                           all Legg                           Executive Director of the Baltimore
                                                           Mason funds                        International Festival (1991 - 1993);
                                                           consisting of                      Senior Assistant to the President of
                                                           23 portfolios.                     The Johns Hopkins University
                                                                                              (1986-1990).

-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------

                                                        17

-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------
   Mehlman, Arthur S.      Director          Since 2002    Director/       Trustee of the     Retired.  Director of The League for
Age 63                                                     Trustee of      Royce Family of    People with Disabilities, Inc.;
                                                           all Legg        Funds consisting   Director of University of Maryland
                                                           Mason funds     of 21              Foundation and University of Maryland
                                                           consisting of   portfolios;        College Park Foundation
                                                           23 portfolios.  Director of        (non-profits).  Formerly:  Partner,
                                                                           Municipal          KPMG LLP (international accounting
                                                                           Mortgage &         firm) (1972-2002).
                                                                           Equity, LLC.
-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------
-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------
O'Brien, G. Peter          Director          Since 2002    Director/       Trustee of the     Trustee of Colgate University;
Age 59                                                     Trustee of      Royce Family of    President of Hill House, Inc.
                                                           all Legg        Funds consisting   (residential home care).  Formerly:
                                                           Mason funds     of 21              Managing Director, Equity Capital
                                                           consisting of   portfolios;        Markets Group of Merrill Lynch & Co.
                                                           23 portfolios.  Director of        (1971-1999).
                                                                           Renaissance
                                                                           Capital
                                                                           Greenwich Funds;
                                                                           Director of
                                                                           Technology
                                                                           Investment
                                                                           Capital Corp.
-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------
-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------
Rowan, S. Ford             Director          Since 2002    Director/       None               Consultant, Rowan & Blewitt Inc.
Age 61                                                     Trustee of                         (management consulting); Chairman,
                                                           all Legg                           National Center for Critical Incident
                                                           Mason funds                        Analysis, National Defense University,
                                                           consisting of                      since 2004; Director of Santa Fe
                                                           23 portfolios.                     Institute (scientific research
                                                                                              institute)since 1999; Director of
                                                                                              Annapolis Center for Science-Based
                                                                                              Public Policy since 1995.
-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------
-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------
Tarola, Robert M.          Director          Since 2004    Director/       None               Senior Vice President and Chief
Age 55                                                     Trustee of                         Financial Officer of W. R. Grace & Co.
                                                           all Legg                           (specialty chemicals) since 1999.
                                                           Mason funds
                                                           consisting of
                                                           23 portfolios.

-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:
------------------------------------------------------------------------------------------------------------------------------------
-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------
Curley Jr., John F.        Chairman and      Since 1982    Chairman and    None               Chairman of the Board of all Legg
Age 65                     Director                        Director/                          Mason Funds.  Formerly:  Vice Chairman
                                                           Trustee of                         and Director of Legg Mason, Inc. and
                                                           all Legg                           Legg Mason Wood Walker, Incorporated
                                                           Mason funds                        (1982-1998); Director of Legg Mason
                                                           consisting of                      Fund Adviser, Inc. (1982-1998) and
                                                           23 portfolios.                     Western Asset Management Company
                                                                                              (1986-1998) (each a registered
                                                                                              investment adviser).
-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------

                                                        18

-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------
Fetting, Mark R.           President and     President     Director/       Trustee of the     Senior Executive Vice President of
Age 50                     Director          since 2001    Trustee of      Royce Family of    Legg Mason, Inc., director and/or
                                             and           all Legg        Funds consisting   officer of various Legg Mason
                                             Director      Mason funds     of 21 portfolios.  affiliates since 2000.  Formerly:
                                             since 2002    consisting of                      Division President and Senior Officer
                                                           23 portfolios.                     of Prudential Financial Group, Inc.
                                                                                              and related companies, including fund
                                                                                              boards and consulting services to
                                                                                              subsidiary companies from (1991 to
                                                                                              2000); Partner, Greenwich Associates;
                                                                                              Vice President, T. Rowe Price Group,
                                                                                              Inc.
-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------
Karpinski, Marie K.        Vice President    Since 1985    Vice            None               Vice President and Treasurer of all
Age 56                     and Treasurer                   President and                      Legg Mason Funds.  Vice President and
                                                           Treasurer of                       Treasurer of Legg Mason Fund Adviser,
                                                           all Legg                           Inc. and Western Asset Funds, Inc.;
                                                           Mason funds                        Treasurer and Principal Financial and
                                                           consisting of                      Accounting Officer of Pacific American
                                                           23 portfolios.                     Income Shares, Inc., Western Asset
                                                                                              Premier Bond Fund, Western
                                                                                              Asset/Claymore U.S. Treasury Inflation
                                                                                              Protected Securities Fund, and Western
                                                                                              Asset/Claymore U.S. Treasury Inflation
                                                                                              Protected Securities Fund 2.

-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------
-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------
Merz, Gregory T.           Vice President    Since 2003    Vice            None               Vice President and Deputy General
Age 46                     and Chief Legal                 President and                      Counsel of Legg Mason, Inc. since
                           Officer                         Chief Legal                        2003.  Formerly:  Associate General
                                                           Officer of                         Counsel, Fidelity Investments
                                                           all Legg                           (1993-2002); Senior Associate,
                                                           Mason funds                        Debevoise & Plimpton (1985-1993).
                                                           consisting of
                                                           23 portfolios.

-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------

                                                        19

-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------
Olmert, Amy                Vice President    Since 2004    Vice            None               Senior Vice President of Legg Mason,
Age 41                     and Chief                       President and                      Inc. since 2004.  Chief Compliance
                           Compliance                      Chief                              Officer of Western Asset Funds, Inc.,
                           Officer                         Compliance                         Pacific American Income Shares, Inc.,
                                                           Officer of                         Western Asset Premier Bond Fund,
                                                           all Legg                           Western Asset/Claymore U.S. Treasury
                                                           Mason funds                        Inflation Protected Securities Fund,
                                                           consisting of                      and Western Asset/Claymore U.s.
                                                           23 portfolios.                     Treasury Inflation Protected
                                                                                              Securities Fund 2 since 2004.
                                                                                              Formerly:  Managing Director, Deutsche
                                                                                              Asset Management (1997-2004).
-------------------------- ----------------- ------------- --------------- ------------------ --------------------------------------


(1) Officers of the Corporation are elected annually to serve until their successors are elected and qualified. Directors of the Corporation serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

         Mr. Curley and Mr. Fetting are considered to be interested persons, as defined in the 1940 Act, of the Corporation on the basis of their employment with the fund's investment adviser or its affiliated entities (including the fund's principal underwriter) and Legg Mason, Inc., the parent holding company of those entities, as well as their ownership of Legg Mason, Inc. stock.

         The following table shows each director's ownership of shares of the fund and of all the Legg Mason Funds served by the director as of December 31, 2004:

---------------------------------------- -------------------------------------- --------------------------------------
                                                                                       Aggregate Dollar Range
                                         Dollar Range of Equity Securities in             of Shares in the
           Name of Director                        Tax-Exempt Trust                       Legg Mason Funds
                                                                                          Owned by Director
---------------------------------------- -------------------------------------- --------------------------------------
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
----------------------------------------------------------------------------------------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Hearn, Ruby P.                                           None                            $10,001 - $50,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Lehman, Arnold L.                                        None                              Over $100,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Masters, Robin J.W.                                      None                            $50,001 - $100,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
McGovern, Jill E.                                        None                              Over $100,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Mehlman, Arthur S.                                       None                            $50,001 - $100,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
O'Brien, G. Peter                                        None                              Over $100,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Rowan, S. Ford                                           None                              Over $100,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Tarola, Robert M.                                        None                              Over $100,000
---------------------------------------- -------------------------------------- --------------------------------------
----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:
----------------------------------------------------------------------------------------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Curley, John F., Jr.                                Over $100,000                          Over $100,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Fetting, Mark R.                                         None                              Over $100,000
---------------------------------------- -------------------------------------- --------------------------------------



      The following table provides certain information relating to the compensation of the Corporation's directors. None of the Legg Mason Funds has any retirement plan for its directors. However, each director may participate in a deferred compensation plan as discussed below.


-------------------------------------------- ---------------------------------- --------------------------------------
                                                                                       Total Compensation from
                                                  Aggregate Compensation                  [Corporation] and
        Name of Person and Position                  From Corporation*                      Fund Complex
                                                                                         Paid to Directors**
-------------------------------------------- ---------------------------------- --------------------------------------
----------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS:
----------------------------------------------------------------------------------------------------------------------
-------------------------------------------- ---------------------------------- --------------------------------------

Hearn, Ruby P. - Director ***                              $____                               $_____
-------------------------------------------- ---------------------------------- --------------------------------------
-------------------------------------------- ---------------------------------- --------------------------------------

Lehman, Arnold L. - Director                               $____                               $_____
-------------------------------------------- ---------------------------------- --------------------------------------
-------------------------------------------- ---------------------------------- --------------------------------------

Masters, Robin J.W. - Director                             $____                               $_____
-------------------------------------------- ---------------------------------- --------------------------------------
-------------------------------------------- ---------------------------------- --------------------------------------

McGovern, Jill E. - Director                               $____                               $_____
-------------------------------------------- ---------------------------------- --------------------------------------
-------------------------------------------- ---------------------------------- --------------------------------------

Mehlman, Arthur S. - Director ****                         $____                               $_____
-------------------------------------------- ---------------------------------- --------------------------------------
-------------------------------------------- ---------------------------------- --------------------------------------

O'Brien, G. Peter  - Director ****                         $____                               $_____
-------------------------------------------- ---------------------------------- --------------------------------------
-------------------------------------------- ---------------------------------- --------------------------------------

Rowan, S. Ford - Director                                  $____                               $_____
-------------------------------------------- ---------------------------------- --------------------------------------
-------------------------------------------- ---------------------------------- --------------------------------------

Tarola, Robert M. - Director ***                           $____                               $_____
-------------------------------------------- ---------------------------------- --------------------------------------
----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:
----------------------------------------------------------------------------------------------------------------------
-------------------------------------------- ---------------------------------- --------------------------------------

Curley, John F., Jr.  -                                    None                                 None
Chairman of the Board and Director
-------------------------------------------- ---------------------------------- --------------------------------------
-------------------------------------------- ---------------------------------- --------------------------------------

Fetting, Mark R. - Director                                None                                 None
-------------------------------------------- ---------------------------------- --------------------------------------

*        Represents  compensation  paid to the  directors  for the fiscal year ended
         December 31, 2004.

** Represents aggregate compensation paid to each director during the calendar year ended December 31, 2004. There are 12 open-end investment companies in the Legg Mason Funds, consisting of 23 portfolios.

***      Dr. Hearn and Mr. Tarola were elected as directors of the fund on August 11, 2004.


**** The total compensation paid to Messrs. Mehlman and O'Brien reflects compensation paid by The Royce Funds, consisting of 21 portfolios, in addition to that paid by the Legg Mason Funds.


         Officers and directors who are interested persons of the Corporation, as defined in the 1940 Act, receive no salary or fees from the Corporation. For serving as a director/trustee of all of the Legg Mason mutual funds, each director who is not an interested person of the Corporation ("Independent Director") receives an annual retainer of $30,000 and a fee of $7,500 for each quarterly meeting he or she attends. The Lead Independent Director receives $10,000 per year and the Chair of the Board's Nominating Committee receives $2,500 per year in additional compensation for their additional time commitment. In addition, the Chair and Deputy Chair of the Board's Audit Committee receive $5,000 and $2,500 per year, respectively, for their additional time commitments. Independent Directors will also receive a fee of $3,750 or $1,250 for any special Board meetings they attend in-person or by telephone, respectively. These fees are allocated to each Legg Mason fund based on average net assets as of December 31 of the previous year. Individual directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for each Corporation and Trust. The Legg Mason Funds continue to reimburse Independent Directors for their travel and other out-of-pocket expenses related to their attendance of Board meetings.

[On March 31, 2005, the directors and officers of the Corporation beneficially owned in the aggregate less than 1% of any class of the fund's outstanding shares.]

[On March 31, 2005, no entities were known by the fund to own of record or beneficially 5% or more of the fund's outstanding shares.]


                    THE FUND'S INVESTMENT ADVISER AND MANAGER


         Legg Mason Fund Adviser, Inc. ("LMFA" or "manager"), a Maryland corporation, 100 Light Street, Baltimore, Maryland 21202, serves as the fund's investment adviser and manager under an Investment Advisory and Management Agreement ("Management Agreement"), effective June 1, 2000. LMFA is a wholly owned subsidiary of Legg Mason, Inc.


         The Management Agreement provides that, subject to overall direction by the Board of Directors, LMFA will manage the investment and other affairs of the fund. LMFA is responsible for managing the fund consistent with the fund's investment objective and policies described in its Prospectus and this SAI.

         LMFA also is obligated to (a) furnish the fund with office space and executive and other personnel necessary for the operation of the fund; (b) supervise all aspects of the fund's operations; (c) bear the expense of certain informational and purchase and redemption services to the fund's shareholders;
(d) arrange, but not pay for, the periodic updating of prospectuses, proxy material, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the fund's officers and directors. LMFA and its affiliates pay all compensation of directors and officers of the fund who are officers, directors or employees of LMFA. The fund pays all of its expenses which are not expressly assumed by LMFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and printing prospectuses, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to Legg Mason, the fund's distributor, compensation of the Independent Directors, legal and audit expenses, insurance expense, shareholder meetings, proxy solicitations, expenses of registering and qualifying fund shares for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations. The fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. The fund may also have an obligation to indemnify its directors and officers with respect to litigation.

         Under the Management Agreement, the fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated, or until the right is withdrawn in writing by LMFA.


         LMFA receives for its services a fee, calculated daily and payable monthly, at an annual rate of 0.50% of the average daily net assets of the fund. For the fiscal year ended December 31, 2004, December 31, 2003, and December 31, 2002 the fund paid LMFA fees of $_________, $2,044,059 and $2,202,683, respectively. During 2004, LMFA voluntarily waived between __% and __% of its fees (or ___% and ___% of the fund's average net assets). For the year ended December 31, 2004, advisory fees of $______ were waived.


         Legg Mason Trust, fsb ("LM Trust" or "adviser"), 100 Light Street, Baltimore, Maryland 21202, is the investment adviser to the fund pursuant to an Investment Advisory Agreement between LM Trust and LMFA ("Advisory Agreement") effective June 1, 2000. LM Trust is a wholly owned subsidiary of Legg Mason, Inc. Under the Advisory Agreement, LM Trust is responsible, subject to the supervision of LMFA and the fund's Board of Directors, for the actual management of the fund's assets, including responsibility for making decisions and placing orders to buy, sell or hold a particular security. LMFA pays LM Trust, pursuant to the Advisory Agreement, a fee equal to an annual rate of 0.45% of the fund's average daily net assets.

         Under the Management Agreement and Advisory Agreement, LMFA and LM Trust, respectively, will not be liable for any error of judgment or mistake of law or for any loss by the fund in connection with the performance of the Advisory Agreement or Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the respective Agreement.

         The Management Agreement and Advisory Agreement each terminate automatically upon assignment and are terminable at any time without penalty by vote of the fund's Board of Directors, by vote of a majority of the fund's outstanding voting securities, by LMFA or by LM Trust, on not less than 60 days' notice to the fund and/or the other party(ies). The Advisory Agreement will be terminated immediately upon any termination of the Management Agreement or upon the mutual written consent of all parties to the Agreement.


         The fund, LMFA, LM Trust, and Legg Mason each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by the fund, but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. With respect to transactions in Legg Mason funds, personnel covered by the code: must submit proposed transactions in Legg Mason funds for pre-clearance; must hold fund shares purchased for at least sixty days; and are prohibited from using their knowledge of the portfolio of a Legg Mason fund to engage in any trade or short-term trading strategy involving that fund.


Board Consideration of the Management and Advisory Agreements

         In approving the Management and Advisory Agreements, the Board of Directors primarily considered, with respect to the fund, whether continuation of the Agreements would be in the best interests of the fund and its shareholders, an evaluation largely based on the nature and quality of the services provided under the Agreements and the overall fairness of the Agreements to the fund. The Independent Directors requested and evaluated an extensive report from LMFA that addressed specific factors designed to inform the Board of Directors' consideration of these and other issues. The Independent Directors met with experienced mutual fund legal counsel separately from management and the full Board of Directors to evaluate this report.

         With respect to the nature and quality of the services provided, the Board of Directors considered the performance of the fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager. The Board of Directors also considered the adviser's compliance history and considered the steps the adviser has taken to strengthen its compliance program.

         The Board of Directors also considered the adviser's procedures for executing portfolio transactions for the fund.

         With respect to the overall fairness of the Management and Advisory Agreements, the Board of Directors primarily considered the fee structure of the Agreements and the profitability of LMFA, LM Trust and their affiliates from their overall association with the fund. The Board of Directors reviewed information about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the fund. The Board of Directors considered the specific portfolio management issues that contributed to the fund's advisory fee. In concluding that the benefits accruing to LMFA and LM Trust and their affiliates by virtue of their relationship to the fund were reasonable in comparison with the costs of the provision of management and investment advisory services and the benefits accruing to the fund, the Board of Directors reviewed specific data as to LMFA's and LM Trust's profit or loss on the fund for a recent period. In prior years, the Board of Directors has reviewed and discussed at length a study by outside accounting firms evaluating Legg Mason's cost allocation methodology.

         In addition to the annual Board of Directors meeting in which the

Management and Advisory Agreements are reviewed, the Board of Directors meets at least another three times a year in order to oversee the management and performance of the fund. The portfolio manager of the fund makes periodic presentations at these meetings. Such meetings provide additional opportunities for the Board of Directors to discuss performance, brokerage, compliance and other fund issues. The Board of Directors also draws upon its long association with LMFA and its personnel, and the Board of Directors' familiarity with the culture of the organization, the manner in which it has handled past problems, and its treatment of investors.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Advisory Agreement authorizes the adviser (subject to the overall direction of the Corporation's Board of Directors) to select brokers and dealers to execute purchases and sales of the fund's portfolio securities. It directs the adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the fund. The adviser undertakes to execute each transaction at a price and commission that provides the most favorable total cost or proceeds reasonably obtainable under the circumstances. The fund's portfolio securities are generally purchased without a stated commission, either directly from the issuer or from dealers who specialize in municipal bonds and money market instruments. Prices paid to a dealer generally include a "spread," which is the difference between the price at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit. To the extent that the execution and price offered by more than one dealer are comparable, the adviser may, at its discretion, effect transactions in portfolio securities with dealers who provide the fund with research, advice or other services. Since the commencement of its operations on July 14, 1983, the fund has incurred no brokerage commissions.


         Except as permitted by SEC rules or orders, the fund may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal, including so-called "riskless principal" trades. The Corporation's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in underwritings in which Legg Mason or any of its affiliated persons is a participant.


         Investment decisions for the fund are made independently from those of other funds and accounts advised by the adviser. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

         The fund may not always hold portfolio securities to maturity, but may sell a security to buy another that has a higher yield because of short-term market movements. This may result in high portfolio turnover. The fund does not anticipate incurring significant brokerage expense in connection with such transactions, since ordinarily they will be made directly with the issuer or a dealer on a net price basis.

                             THE FUND'S DISTRIBUTOR


         Legg Mason acts as distributor of the fund's shares pursuant to an Underwriting Agreement with the fund. Except as noted in the Prospectus, the Corporation's shares are distributed in a continuous offering. The Underwriting Agreement obligates Legg Mason to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the fund's expense), and for supplementary sales literature and advertising costs.


         The fund has adopted a Distribution and Shareholder Services Plan ("Plan") which, among other things, permits the fund to pay Legg Mason fees for its services related to sales and distribution of shares and the provision of ongoing services to shareholders. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses. The fees received by Legg Mason during any year may be more or less than its costs of providing distribution and shareholder services for the fund.

         For the fiscal year ended December 31, 2004, the fund incurred distribution and services fees of $______.

         Amounts payable by the fund under the Plan need not be directly related to the expenses actually incurred by Legg Mason on behalf of the fund. The Plan does not obligate the fund to reimburse Legg Mason for the actual expenses Legg Mason may incur in fulfilling its obligations under the Plan. Thus, even if Legg Mason's actual expenses exceed the fee payable to Legg Mason at any given time, the fund will not be obligated to pay more than that fee. If Legg Mason's expenses are less than the fee it receives, Legg Mason will retain the full amount of the fee.


         The Plan was adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 Directors"). In approving the establishment or continuation of the Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that the Plan would benefit the fund and its shareholders. The directors considered, among other things, the extent to which the potential benefits of the Plan to the fund's shareholders could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the fund's shares would be likely to maintain or increase the amount of compensation paid by the fund to LMFA.


         In considering the costs of the Plan, the directors gave particular attention to the fact that any payments made by the fund to Legg Mason under the Plan would increase the fund's level of expenses in the amount of such payments. Further, the directors recognized that LMFA and LM Trust would earn greater management and advisory fees if the fund's assets were increased, because such fees are calculated as a percentage of the fund's assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan was implemented.

         Among the potential benefits of the Plan, the directors noted that the payment of commissions and service fees to Legg Mason and its financial advisers could motivate them to improve their sales efforts with respect to the fund's shares and to maintain and enhance the level of services they provide to the fund's shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by the fund in connection with its Plan. Furthermore, the investment management of the fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

         The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting shares. Any change in the Plan that would materially increase the distribution costs to the fund requires shareholder approval; otherwise the Plan may be amended by the directors, including a majority of the 12b-1 Directors.

         As compensation for its services and expenses, Legg Mason is entitled to receive annual distribution and service fees not to exceed an annual rate of 0.20% of the fund's average daily net assets. Currently, the Board of Directors has limited payments under the Plan to 0.10% of average daily net assets.


         Rule 12b-1 requires that any person authorized to direct the disposition of monies paid or payable by the fund, pursuant to the Plan or any related agreement, shall provide to the fund's Board of Directors, and the directors shall review, at least quarterly, a written report of the amounts so expended pursuant to the Plan and the purposes for which the expenditures were made.


         For the fiscal year ended December 31, 2004, Legg Mason incurred the following distribution and shareholder servicing expenses with respect to the fund:

----------------------------------- ----------------------------------
Compensation to sales                            $_____
Personnel
----------------------------------- ----------------------------------
----------------------------------- ----------------------------------
Advertising                                      $_____
----------------------------------- ----------------------------------
----------------------------------- ----------------------------------
Printing and mailing of
prospectuses to prospective                      $_____
shareholders
----------------------------------- ----------------------------------
----------------------------------- ----------------------------------
Administration, overhead and                     $______
corporate training
----------------------------------- ----------------------------------
----------------------------------- ----------------------------------
Total expenses                                   $______
----------------------------------- ----------------------------------

     The foregoing are estimated and do not include all expenses fairly allocable to Legg Mason's or its affiliates' efforts to distribute the fund's shares.

                            CAPITAL STOCK INFORMATION

         The Corporation has authorized 2 billion shares of common stock, par value $.001 per share and may issue additional series of shares. Currently, there is only one series of the Corporation, which is comprised of a single class of shares. Each share in the Corporation is entitled to one vote for the election of directors and any other matter submitted to a vote of shareholders. Fractional shares have fractional voting rights. Voting rights are not cumulative. All shares in the corporation are fully paid and non-assessable and have no preemptive or conversion rights. The Corporation in the future may organize additional separate investment portfolios, each of which will invest in particular types of tax-exempt, interest-bearing securities and will have separate investment objectives, policies and limitations.

         Shareholder meetings will not be held except where the 1940 Act requires a shareholder vote on certain matters (including the election of directors, approval of an advisory contract and certain amendments to the plan of distribution pursuant to Rule 12b-1), at the request of a majority of the shares entitled to vote as set forth in the Bylaws of the Corporation, or as the Board of Directors from time to time deems appropriate.

                            THE FUND'S CUSTODIAN AND
                     TRANSFER AND DIVIDEND-DISBURSING AGENT

         State Street Bank and Trust Company ("State Street"), P.O. Box 1713, Boston, MA 02105, serves as custodian of the fund's assets. BFDS, P.O. Box 953, Boston, MA 02103, as agent for State Street, serves as transfer and dividend-disbursing agent to the fund and administrator of various shareholder services. LM Fund Services, Inc. ("LMFS") serves as sub-transfer agent to the fund assisting BFDS with certain of its duties as transfer agent. LMFS, an affiliate of Legg Mason, receives from BFDS for its services a percentage of the per account fees the fund pays BFDS for transfer agency services. Shareholders who request a historical transcript of their account will be charged a fee based upon the number of years researched. The fund reserves the right, upon 60 days' written notice, to institute other charges on shareholders to cover the fund's administrative costs.


                            THE FUND'S LEGAL COUNSEL


         Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Ave., N.W., Washington, D.C. 20036-1221, serves as counsel to the fund.



            THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, MD 21201, serves as Independent Registered Public Accounting Firm to the fund.

                              FINANCIAL STATEMENTS




                                [TO BE INSERTED]

                                                                      APPENDIX A

RATINGS OF SECURITIES

1.  DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") RATINGS

         MUNICIPAL BONDS which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

         MUNICIPAL NOTES Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG") and for variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). The rating MIG recognizes the differences between short-term credit risk and long-term credit risk, while VMIG differentiates variable rate demand obligations to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Notes bearing the designation MIG-1 or VMIG-1 are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Notes bearing the designation MIG-2 or VMIG-2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group.

         COMMERCIAL PAPER The ratings Prime-1 and Prime-2 are the two highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations, while Prime-2 indicates a strong ability for repayment. Among the factors considered in assigning ratings are the following: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternate liquidity. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, -2, or -3.

2.  DESCRIPTION OF STANDARD & POOR'S ("S&P") RATINGS

         MUNICIPAL BONDS rated AAA by S&P are the highest grade obligations. This rating indicates an extremely strong capacity to pay interest and repay principal. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

         MUNICIPAL NOTES Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2, or -3) by S&P to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation SP-1+.

         COMMERCIAL PAPER The highest commercial paper rating assigned by S&P, A-1, indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are given the designation A-1+. Commercial paper rated A-2 has a satisfactory capacity for timely payment. However, the relative degree of safety is not as high for issues designated A-1.

                                                                      APPENDIX B

                                Legg Mason Funds
                              Proxy Voting Policies
                                    May 2003

         These policies are designed to address the rights and responsibility of the Legg Mason funds to ensure that proxies held by the funds are voted in the best interests of each respective fund. Some Legg Mason funds, particularly fixed-income funds, will rarely own securities that have corresponding voting rights. Other funds, however, own equity securities and these policies are designed to assure that proxies are voted in the best interests of the funds, to address potential conflicts of interest, and to keep proxy voting records.


         1. Voting Proxies - Proxies solicited for items of business with respect to issuers whose voting securities are owned by a Legg Mason fund, if voted by the fund, must be voted in the best interests of the fund.

         2. Proxy Voting Policies of Advisers to Legg Mason funds - Each investment adviser and sub-adviser to a Legg Mason fund must have written proxy voting policies and procedures, including policies and procedures to address potential material conflicts between an adviser and its clients (including the fund). Each different adviser may have different proxy voting policies and procedures that are individually tailored to fit its respective businesses and investment styles.

         3. Funds' Proxy Voting Policies and Procedures - The investment advisers and sub-advisers to the Legg Mason funds are responsible for managing the assets of the fund or funds they manage, including voting proxies. In accordance with the procedures noted below, the Board of Directors/Trustees of the Legg Mason funds will initially and periodically review and approve the use of the advisers' policies for the voting of the funds' proxies. The policies and procedures that a fund will utilize with respect to proxy voting shall be the proxy voting policies and procedures of the adviser or sub-adviser that actually manages the assets of the fund. Each adviser or sub-adviser is responsible for maintaining all proxy voting records required to be established and maintained by the Legg Mason fund or funds it manages and shall provide such records to the fund(s) upon request.

         4. Annual Review - An adviser's proxy voting policies and procedures must be initially reviewed, and their use on behalf of a Legg Mason fund must be approved by the Board of Directors/Trustees. In addition, on an annual basis, each adviser must report any significant problems that arose during the year related to voting the funds' proxies or reporting the votes pursuant to regulatory requirements, any material conflicts, how such conflicts were addressed, and the total number of proxies voted during the previous year. Advisers should also be prepared to discuss any novel or controversial proxy votes during their semi-annual reports to the Board of Directors/Trustees and any votes that were inconsistent with the adviser's stated proxy voting policies and procedures.


         5. Changes to Advisers' Policies and Procedures - On an annual basis, any material changes to an adviser's proxy voting policies and procedures, as relevant to the funds, must be reported to the Board of Directors/Trustees, which shall review and, in its discretion, approve the use of such amended proxy voting policies and procedures.

                          Legg Mason Fund Adviser, Inc.
                      Proxy Voting Policies and Procedures
                                    May 2003

         Legg Mason Fund Adviser, Inc. ("LMFA") acts as investment adviser to several Legg Mason funds pursuant to contracts between the funds and LMFA. In these cases, LMFA retains a sub-adviser to perform all investment advisory services for the funds. LMFA delegates to each sub-adviser the responsibility for voting proxies for the Legg Mason funds, as applicable, through LMFA's contracts with each sub-adviser. Each sub-adviser may use its own proxy voting policies and procedures to vote proxies of a fund if the fund's Board reviews and approves the use of those policies and procedures. Accordingly, LMFA does not expect to have proxy voting responsibility for any of the Legg Mason funds.

         Should LMFA become responsible for voting proxies for any reason, such as the inability of a sub-adviser to provide investment advisory services, LMFA shall utilize the proxy voting guidelines established by the most recent sub-adviser for the fund to vote proxies in the best interest of that fund until a new sub-adviser is retained and the use of its proxy voting policies and procedures is authorized by the Board of Directors/Trustees of the Legg Mason fund. If LMFA becomes responsible for voting proxies, LMFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations.

         In the case of a material conflict between the interests of LMFA (or its affiliates, if such conflict is known to persons responsible for voting at
LMFA) and any Legg Mason fund, proxies shall be voted according to the recommendation of an independent third party.

         Issues to be reviewed in making the determination of whether a potential conflict is material include, but are not limited to:

1. Whether LMFA manages assets for the issuer, a shareholder proponent or an employee group of the issuer or otherwise has a current or potential business relationship with the issuer;

2. Whether LMFA, an officer or director of the adviser or the applicable portfolio manager, analyst or other person(s) responsible for recommending the proxy vote (together, "Voting Persons") is a close relative of or has any personal or business relationship with the issuer (excluding normal commercial transactions and investment relationships where there is no special treatment), with an officer, director or other executive person at the issuer, with a candidate for election to the board of the issuer or with a shareholder proponent;

3. Whether there is any other material business or personal relationship as a result of which a Voting Person has an interest in the outcome of the matter before shareholders; or

4. Whether an affiliate of LMFA has a conflict as described in #1-3 above and such conflict is known to LMFA's Voting Persons.

         All of the conflicts noted above should be deemed material. If the conflict resides with an individual Voting Person, that person will exclude him-or herself from the vote determination process in order to shield LMFA and the other Voting Persons from the conflict, provided that the other Voting Persons can determine a vote without undue influence from the conflicted Voting Person. If the conflict cannot be walled off, the vote will be passed on to a neutral third-party service provider. Any time a material conflict is encountered, LMFA will keep records on the nature of the conflict, the actual vote and the basis for the vote determination.

         LMFA shall be responsible for gathering relevant documents and records related to proxy voting from each sub-adviser and providing them to the funds as required for the funds to comply with applicable rules under the Investment Company Act of 1940. LMFA shall also be responsible for coordinating the provision of information to the Board with regard to the proxy voting policies and procedures of each sub-adviser, including the actual proxy voting policies and procedures of each sub-adviser, changes to such policies and procedures, and reports on the administration of such policies and procedures.

         Questions regarding this policy should be referred to the Legal and Compliance Department of Legg Mason Wood Walker, Incorporated.

                              LEGG MASON TRUST, fsb
                      PROXY VOTING POLICIES AND PROCEDURES

Voting Authority

         In general, Legg Mason Trust, fsb ("LM Trust") shall undertake responsibility for proxy voting as follows: (1) for accounts where LM Trust has no investment authority (such as when it serves as custodian or directed trustee), LM Trust shall deliver proxies to the account owner or the party who exercises investment discretion over the account; (2) for accounts where LM Trust shares investment authority with another party (such as with a co-trustee), LM Trust shall assume the responsibility and authority with respect to the voting of proxies, unless by agreement with LM Trust, such other party expressly reserves to itself the voting of proxies for the account; (3) for accounts where LM Trust has sole investment authority, it shall assume the responsibility and authority with respect to the voting of proxies, unless such responsibility and authority expressly have been delegated to others (such as sub-advisers) or reserved to the trustee or other named fiduciary of a client account. For accounts where LM Trust has appointed a sub-adviser to manage the client account, LM Trust shall deliver proxies to the sub-adviser for its exercise of voting rights, unless such sub-adviser expressly disclaims the voting of proxies. An account owner or other beneficiary may direct LM Trust to refrain from voting a specific security, and name themselves or another person to so vote, while LM Trust retains voting authority over the other securities in the account.

         With respect to shares over which LM Trust has voting authority, LM Trust will not decline to vote proxies except in extraordinary circumstances. Nor will LM Trust accept direction from others with regard to the voting of proxies, although LM Trust will take the investment guidelines of an account into consideration in deciding how to vote on a particular issue. LM Trust may vote proxies related to the same security differently for different clients.

         LM Trust seeks to identify any material conflicts that may arise between the interests of LM Trust and its clients. Except for extraordinary circumstances, in any such instance, the material conflict will be resolved by the Investment Policy Committee, voting in accordance with the previously established guidelines set forth by the Investment Policy Committee. The Investment Policy Committee may seek the advice or recommendation of an independent third party, in its sole discretion. The Investment Policy Committee is comprised of senior executives of LM Trust, as appointed by the Investment and Trust Committee of the LM Trust Board of Directors.


Voting Guidelines

         Proxies will not be voted without an analysis of the underlying issues involved. LM Trust's proxy voting policy at all times shall be directed toward maximizing the value of the assets of managed accounts, for the benefit of the accounts' ultimate owners or beneficiaries. Any item on a proxy that would tend to inhibit the realization of maximum value shall receive a negative vote from LM Trust. Examples of such items would be staggered terms for directors, restrictions against cumulative voting, establishment of different classes of stock, or any activities that could be viewed as "poison pill" maneuvers. On other matters specific to a company, such as the election of directors, the appointment of auditors, granting of options, repricing of options, mergers and other material issues, a decision shall be made in conjunction with guidelines established by the LM Trust Investment Policy Committee, consistent with the policy of maximizing value.

Voting Records & Client Notification

         A complete record and file of all votes cast, and where appropriate, the reason therefor, shall be maintained by LM Trust. A proxy log will be maintained, including the following data: issuer name, exchange ticker symbol of the issuer's shares to be voted, CUSIP number for the shares to be voted, a brief identification of the matter voted on, whether the matter was proposed by the issuer or by a shareholder of the issuer, whether a vote was cast on the matter, a record of how the vote was cast and whether the vote was cast for or against the recommendation for the issuer's management team. Clients may obtain information with regard to the manner in which their proxies were voted, as well as the more detailed policies and procedures upon which this summary is based by contacting LM Trust at Legg Mason Trust, 100 Light Street, Baltimore, Maryland, 21202, attention: Proxy Administrator. In addition, when required by applicable banking or investment adviser statutes and rules, a description of these Policies and Procedures shall be provided to new clients prior to the inception of their account.

                        Legg Mason Tax-Exempt Trust, Inc.

Part C.       Other Information

Item 23.      Exhibits

(a)     (i)  Amended and Restated Articles of Incorporation (5)
        (ii) Certificate of Correction to Articles of Amendment and Restatement (5)

(b)     (i) Amended and Restated Bylaws (5)

(c) Instruments defining the rights of security holders with respect to Legg Mason Tax-Exempt Trust, Inc. are contained in the Amended and Restated Articles of Incorporation, subsequent amendment and Amended and Restated Bylaws, which are incorporated herein by reference as Exhibits (a)(ii), (a)(iii), and (b)(i), respectively to Item 23 of Part C of Post-Effective Amendment No. 27 to the Registration Statement of Legg Mason Tax-Exempt Trust, Inc., SEC File No. 2-78562, filed on February 26, 2003.

(d)     (i) Investment Advisory and Management Agreement (2)
        (ii) Sub-Advisory Agreement (2)

(e)     (i)  Amended Underwriting Agreement (1)
        (ii) Amendment to Underwriting Agreement (8)

(f)      Bonus, profit sharing or pension plans - none

(g)     (i)  Custodian Contract (1)
        (ii) Amendment to Custodian Contract dated July 1, 2001 (3)

(h)     (i)   Transfer Agency and Service Agreement (1)
        (ii)  Amendment dated November 1, 2001 to Transfer Agency and Service
              Agreement (4)
        (iii) Delegation Amendment to Transfer Agency and Service
              Agreement (8)

(i)      Opinion and consent of counsel --to be filed


(j)      Consent of Independent Registered Public Accounting Firm - to be filed


(k)      Financial statements omitted from Item 22 - none

(l)      Initial Capital Agreement (1)

(m)      Amended Distribution Plan pursuant to Rule 12b-1 (1)

(n)      Plan pursuant to Rule 18f-3 - none

(p)     (i)  Code of Ethics for the fund and its principal underwriter (6)
        (ii) Code of Ethics for its investment adviser (7)

(1) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 20 to the Registration Statement of Legg Mason Tax-Exempt Trust, Inc., SEC File No. 2-78562, filed on April 30, 1997.

(2) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 25 to the Registration Statement of Legg Mason Tax-Exempt Trust, Inc., SEC File No. 2-78562, filed on March 9, 2001.

 (3) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 26 to the Registration Statement of Legg Mason Tax-Exempt Trust, Inc., SEC File No. 2-78562, filed on March 19, 2002.

(4) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 9 to the registration statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, as electronically filed on December 20, 2002.

(5) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 27 to the Registration Statement of Legg Mason Tax-Exempt Trust, Inc., SEC File No. 2-78562, filed on February 26, 2003.


(6) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Investors Trust, Inc., SEC File No. 33-62174, filed on May 27, 2004.


(7) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 25 to the Registration Statement of Western Asset Funds, Inc., SEC File No. 33-34929, filed on June 2, 2003.

(8) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 36 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed on November 28, 2003.


Item 24.   Persons Controlled By or Under Common Control with Registrant

            None

Item 25.   Indemnification

Reference is made to Article 11 of Registrant's Amended and Restated Articles of Incorporation, Article 10 of Registrant's Amended and Restated Bylaws, Section 2-418 of the Maryland General Corporation Law and Section 8 of the Underwriting Agreement. Article 10 of Registrant's Amended and Restated Bylaws also provides that certain expenses incurred in defending a proceeding involving directors, officers, employees and agents will be paid by the Corporation in advance of a final disposition thereof if certain conditions are met.

In Section 8 of the Underwriting Agreement relating to the securities offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended ("Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectuses and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Connections of Manager and Investment Adviser

I. Legg Mason Fund Adviser, Inc. ("LMFA") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFA have been engaged as director, officer, employee, partner, or trustee.


Deepak Chowdhury           Vice President and Director, LMFA
                           Senior Vice President, Legg Mason, Inc.
                           Senior Vice President, LMWW
                           Director, LMTrust
                           Director, Barrett
                           Director, Bartlett
                           Director, Batterymarch
                           Director, Berkshire
                           Director, Focus
                           Director, LMAM
                           Director, LM Holdings
                           Director, PCM I
                           Director, PCM II

Mark R. Fetting            President, Chairman and Director, LMFA
                           Senior Executive Vice President, Legg Mason, Inc.
                           Director, Focus
                           Director, LMCM
                           Director, LMFM
                           Director, LMFunds
                           Manager, Royce

Gregory T. Merz            Vice President and Treasure, LMFA
                           Vice President and Deputy General Counsel,
                                Legg Mason, Inc.

Edward A. Taber III        Director, LMFA
                           Executive Vice President, Legg Mason, Inc.
                           Director, Batterymarch
                           Manager, Brandywine
                           Director, LMREI
                           Vice President and Director, Nova Scotia
                           Director, LMAM
                           Director, LMRESA
                           Director, LM Holdings
                           Director, WAM
                           Director, WAMCL


II. Legg Mason Trust, fsb ("LMT") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMT have been engaged as director, officer, employee, partner, or trustee.

Deepak Chowdhury           Director, LMTrust
                           Vice President and Director, LMFA
                           Senior Vice President, Legg Mason, Inc.
                           Senior Vice President, LMWW
                           Director, Barrett
                           Director, Bartlett
                           Director, Batterymarch
                           Director, Berkshire
                           Director, Focus
                           Director, LMAM
                           Director, LM Holdings
                           Director, PCM I
                           Director, PCM II

Peter F. O'Malley          Director LMTrust
                           Director, Legg Mason, Inc.

David S. Penn              Director, LMTrust
                           President, LMIA
                           President and Director, LM Falcon

Timothy C. Scheve          Director, LMTrust
                           Senior Executive Vice President, Legg Mason, Inc.
                           Chief Executive Officer, President and Director, LMWW
                           Director, Howard Weil
                           Director, LMCM
                           Director, LMFM
                           Director, LMFunds
                           Director, LM Holdings

(3040692) Nova Scotia Company ("Nova Scotia")
1959 Upper Water
Street
P.O. Box 997 Halifax, Nova Scotia B35 2X2

Barrett Associates, Inc.  ("Barrett")
90 Park Avenue
New York, NY  10016

Bartlett & Co.  ("Bartlett")
36 East Fourth Street
Cincinnati, OH  45202

Batterymarch Financial Management, Inc. ("Batterymarch")
200 Clarendon Street
Boston, MA  02116

Brandywine Asset Management, LLC ("Brandywine")
Three Christina Centre, Suite 1200
201 North Walnut Street
Wilmington, DE  19801

Howard Weil Incorporated ("Howard Weil")
Energy Centre
1100 Poydras Street
Suite 3500
New Orleans, LA 70163

Legg Mason Asset Management (Asia) Pte. Ltd ("LMAM")
Three Temasek Avenue, #10-02, Centennial Tower
Singapore 039010

Legg Mason Capital Management, Inc. ("LMCM")
100 Light Street
Baltimore, MD  21202

Legg Mason Focus Capital, Inc. ("Focus")
100 West Lancaster Avenue
Wayne, PA  19087

Legg Mason Fund Adviser, Inc.  ("LMFA")
100 Light Street
Baltimore, MD  21202

Legg Mason Funds Management, Inc.  ("LMFM")
100 Light Street
Baltimore, MD  21202

Legg Mason, Inc.
100 Light Street
Baltimore, MD  21202

Legg Mason Insurance Agency, Inc. ("LMIA")
100 Light Street
Baltimore, MD 21202

Legg Mason Real Estate Investors, Inc.  ("LMREI")
100 Light Street
Baltimore, MD  21202

Legg Mason Real Estate Securities Advisors, Inc. ("LMRESA")
100 Light Street
Baltimore, MD 21202

Legg Mason Trust, fsb  ("LMTrust")
100 Light Street
Baltimore, MD  21202

Legg Mason Wood Walker, Incorporated  ("LMWW")
100 Light Street
Baltimore, MD  21202

LM Falcon Investment Strategies, Inc. ("LM Falcon")
100 Light Street
Baltimore, MD 21202

LM Fund Services, Inc. ("LMFunds")
100 Light Street
Baltimore, MD 21202

LM Holdings, Limited ("LM Holdings")
155 Bishopsgate
London EC2M 3TY England

PCM Holdings I, Inc. ("PCM I")
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

PCM Holdings II, LLC ("PCM II")
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

Royce & Associates, Inc. ("Royce")
1414 Avenue of the Americas
New York, NY  10019

Western Asset Management Company  ("WAM")
385 East Colorado Boulevard
Pasadena, CA  91101

Western Asset Management Company Limited  ("WAMCL")
155 Bishopsgate
London  EC2M 3TY
England



Item 27.     Principal Underwriters

         (a)      Legg Mason Income Trust, Inc.
                  Legg Mason Cash Reserve Trust, Inc.
                  Legg Mason Tax-Free Income Fund
                  Legg Mason Value Trust, Inc.
                  Legg Mason Special Investment Trust, Inc.
                  Legg Mason Growth Trust, Inc.
                  Legg Mason Global Trust, Inc.
                  Legg Mason Investors Trust, Inc.
                  Legg Mason Light Street Trust, Inc.
                  Legg Mason Investment Trust, Inc.
                  Legg Mason Charles Street Trust, Inc.
                  Western Asset Funds, Inc.

         (b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").


 Name and Principal                 Position and Offices                        Positions and Offices

Business Address*                   with Underwriter - LMWW                     with Registrant
___________________________________________________________________________________

James W. Brinkley                   Chairman of the Board                       None
                                            and Director

Timothy C. Scheve                   Chief Executive Officer, President          None
                                            and Director

Richard J. Himelfarb                Senior Executive Vice President             None

Manoochehr Abbaei                   Executive Vice President                    None

Thomas P. Mulroy                    Executive Vice President                    None
                                            and Director

Robert G. Sabelhaus                 Executive Vice President                    None
                                            and Director

Joseph A. Sullivan                  Executive Vice President                    None

D. Stuart Bowers                    Senior Vice President                       None

W. William Brab                     Senior Vice President                       None

Edwin J. Bradley, Jr.               Senior Vice President                       None

Deepak Chowdhury                    Senior Vice President                       None

Charles J. Daley, Jr.               Senior Vice President and Chief             None
                                            Financial Officer

W. Talbot Daley                     Senior Vice President                       None

Thomas M. Daly, Jr.                 Senior Vice President                       None

Jeffrey W. Durkee                   Senior Vice President                       None

Harry M. Ford, Jr.                  Senior Vice President                       None

Daniel R. Greller                   Senior Vice President                       None

Thomas E. Hill                      Senior Vice President                       None
218 N. Washington Street
Suite 31
Easton, MD  21601

Thomas Hirschmann                   Senior Vice President                       None

Carl Hohnbaum                       Senior Vice President                       None
2500 CNG Tower
625 Liberty Avenue
Pittsburgh, PA  15222

Harold L. Hughes                    Senior Vice President                       None

David M. Jernigan                   Senior Vice President                       None

William B. Jones, Jr.               Senior Vice President                       None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Laura L. Lange                      Senior Vice President                       None

Horace M. Lowman, Jr.               Senior Vice President                       None

Ira H. Malis                        Senior Vice President                       None

Angel Mata, Jr.                     Senior Vice President                       None

Marvin H. McIntyre                  Senior Vice President                       None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Jonathan M. Pearl                   Senior Vice President                       None

Robert F. Price                     Senior Vice President                       None
                                            and Secretary

Jane Soybelman                      Senior Vice President                       None

Joseph E. Timmins                   Senior Vice President                       None

Christopher Wasson                  Senior Vice President                       None

Warren S. Ashenmil                  Vice President                              None

Paul J. Ayd                         Vice President                              None

William H. Bass, Jr.                Vice President                              None

Stephanie M. Beran                  Vice President                              None

Nathan S. Betnun                    Vice President                              None

Scott R. Cousino                    Vice President                              None

Elisabeth Craig                     Vice President                              None

Thomas W. Cullen                    Vice President                              None

Robert J. Dillon                    Vice President                              None

Brian M. Eakes                      Vice President                              None

J. Peter Feketie                    Vice President                              None

James P. Fitzgerald                 Vice President                              None
225 West Washington Street
Suite 1285
Chicago, IL  60606

Norman C. Frost, Jr.                Vice President                              None

Michelle Fuhrman                    Vice President                              None

Joseph M. Furey                     Vice President                              None

Francis X. Gallagher, Jr.           Vice President                              None

David Gately                        Vice President                              None

Steven C. Genyk                     Vice President                              None
1735 Market Street
Philadelphia, PA  19103

Keith E. Getter                     Vice President                              None

W. Kyle Gore                        Vice President                              None

Kim M. Hagins                       Vice President                              None

Patrick G. Hartley                  Vice President                              None

Kendra Heyde                        Vice President                              None

Dale S. Hoffman                     Vice President                              None

Timothy A. Jackson                  Vice President                              None
147 South Cherry Street
Suite 100
Winston-Salem, NC  27120

Richard A. Jacobs                   Vice President                              None

Francis J. Jamison, Jr.             Vice President                              None

Elizabeth A. Kane                   Vice President                              None

Robert X. Kennedy                   Vice President                              None
5955 Carnegie Boulevard
Suite 200
Charlotte, NC  28209

Patricia Lattin                     Vice President                              None

Henry Lederer                       Vice President                              None

Edward W. Lister, Jr.               Vice President                              None

Donna Maher                         Vice President                              None

Jeffrey R. Manning                  Vice President                              None

John Martinez                       Vice President                              None

Richard Marvin                      Vice President                              None
147 South Cherry Street
Suite 100
Winston-Salem, NC  27120

Theresa McGuire                     Vice President and Controller               None

Julia A. McNeal                     Vice President                              None

Thomas C. Merchant                  Vice President and                          None
                                            Assistant Secretary

Mark C. Micklem                     Vice President                              None

Martin F. Mitchell                  Vice President                              None

Deanna S. Mojarrad                  Vice President                              None

Ross Moring                         Vice President                              None

Robert Moy                          Vice President                              None

Neil P. O'Callaghan                 Vice President                              None

David J. O'Malley                   Vice President                              None


Ann O'Shea                          Vice President                              None

Robert E. Patterson                 Vice President and                          None
                                            General Counsel

Thomas K. Peltier                   Vice President                              None

Gerard F. Petrik, Jr.               Vice President                              None

James H. Redd                       Vice President                              None

Thomas E. Robinson                  Vice President                              None

Theresa M. Romano                   Vice President                              None

James A. Rowan                      Vice President                              None

B. Andrew Schmucker                 Vice President                              None
1735 Market Street
Philadelphia, PA  19103

Robert W. Schnakenberg              Vice President                              None

Robert C. Servas                    Vice President                              None
225 West Washington Street
Suite 1285
Chicago, IL  60606

Alexsander M. Stewart               Vice President                              None

Joyce Ulrich                        Vice President                              None

Sheila M. Vidmar                    Vice President                              None

Barbara Weaver                      Vice President                              None

W. Matthew Zuga                     Vice President                              None

Scott W. Bost                       Assistant Vice President                    None

Robert J. DeLeon                    Assistant Vice President                    None

Robert J. Gavin                     Assistant Vice President                    None

Mary-Jewel Greenlow                 Assistant Vice President                    None

Tanya J. Lee                        Assistant Vice President                    None

Tracey A. Lumpkin                   Assistant Vice President                    None

Edward G. McCaulley                 Assistant Vice President                    None

Mark A. Meyers                      Assistant Vice President                    None

Robert L. Phillips                  Assistant Vice President                    None

Lauri F. Smith                      Assistant Vice President                    None

Terry W. Thompson, Jr.              Assistant Vice President                    None

Leigh Ann Webster                   Assistant Vice President                    None


* All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.


(c) The Registrant has no principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28. Location of Accounts and Records


    State Street Bank and Trust Company            Legg Mason Fund Adviser, Inc.
    P. O. Box 1713                        and      100 Light Street
    Boston, Massachusetts  02105                   Baltimore, Maryland  21202

Item 29. Management Services

         None

Item 30. Undertakings

         Not applicable

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Tax-Exempt Trust, Inc., has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 2nd day of March, 2005.

                                               LEGG MASON TAX-EXEMPT TRUST, INC.


By: /s/ Mark R. Fetting
Mark R. Fetting
President and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                      Title                                    Date

/s/ John F. Curley*                            Chairman and Director                    March 2, 2005
John F. Curley, Jr.

/s/ Mark R. Fetting                            President (Principal Executive           March 2, 2005
Mark R. Fetting                                Officer) and Director



/s/ Ruby P. Hearn*                             Director                                 March 2, 2005
Ruby P. Hearn


/s/ Arnold L. Lehman*                          Director                                 March 2, 2005
Arnold L. Lehman

/s/ Robin J.W. Masters*                        Director                                 March 2, 2005
Robin J.W. Masters

/s/ Jill E. McGovern*                          Director                                 March 2, 2005
Jill E. McGovern

/s/ Arthur S. Mehlman*                         Director                                 March 2, 2005
Arthur S. Mehlman

/s/ G. Peter O'Brien*                          Director                                 March 2, 2005
G. Peter O'Brien

/s/ S. Ford Rowan*                             Director                                 March 2, 2005
S. Ford Rowan


/s/ Robert M. Tarola*                          Director                                 March 2, 2005
Robert M. Tarola


/s/ Marie K. Karpinski                         Vice President and Treasurer             March 2, 2005
Marie K. Karpinski                             (Principal Financial and Accounting
                                               Officer)


*Signatures affixed by Richard M. Wachterman pursuant to a Power of Attorney dated November 11, 2004, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies' Registration Statements on Form N-1A):

LEGG MASON CASH RESERVE TRUST          LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.          LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.          LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX-EXEMPT TRUST, INC.      LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND        LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON GROWTH TRUST, INC.          LEGG MASON INVESTMENT TRUST, INC.

     plus any other investment company for which Legg Mason Fund Adviser, Inc. or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARK R. FETTING, MARIE K. KARPINSKI, RICHARD M. WACHTERMAN, GREGORY T. MERZ, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any
Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.


SIGNATURE                                                                       DATE

/s/ John F. Curley, Jr.                                                         November 11, 2004
John F. Curley, Jr.

/s/ Mark R. Fetting                                                             November 11, 2004
Mark R. Fetting

/s/ Ruby P. Hearn                                                               November 11, 2004
Ruby P. Hearn

/s/ Arnold L. Lehman                                                            November 11, 2004
Arnold L. Lehman

/s/ Robin J.W. Masters                                                          November 11, 2004
Robin J.W. Masters

/s/ Jill E. McGovern                                                            November 11, 2004
Jill E. McGovern

/s/ Arthur S. Mehlman                                                           November 11, 2004
Arthur S. Mehlman

/s/ Jennifer W. Murphy                                                          November 11, 2004
Jennifer W. Murphy

/s/ G. Peter O'Brien                                                            November 11, 2004
G. Peter O'Brien

/s/ S. Ford Rowan                                                               November 11, 2004
S. Ford Rowan

/s/ Robert M. Tarola                                                            November 11, 2004
Robert M. Tarola
